UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21667

Fidelity Central Investment Portfolios LLC
(Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	August 31, 2011

Item 1. Reports to Stockholders

Fidelity® High Income
Central Fund 2

Annual Report

August 31, 2011

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are the registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

HICII-ANN-1011
1.861961.103

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended August 31, 2011	Past 1 year	Life of Fund A
Fidelity® High Income Central Fund 2	7.88%	10.07%

A From March 31, 2008.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® High Income Central Fund 2 on March 31, 2008, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the The BofA Merrill LynchSM U.S. High Yield Constrained Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: High-yield bonds posted a solid gain for the year ending August 31, 2011, with The BofA Merrill LynchSM US High Yield Constrained Index returning 8.15%. By comparison, stocks gained 18.50%, as measured by the S&P 500® Index, and investment-grade debt rose 4.62%, according to the Barclays Capital® U.S. Aggregate Bond Index. The entire rise in the high-yield index occurred during the period's first half, sparked by healthy corporate earnings, plentiful liquidity and continued low default rates. Companies took advantage of historically low interest rates to refinance and extend their bond maturities. This led to record new issuance at the same time that high-yield bonds attracted demand from yield-hungry investors, helping push bond prices higher. The backdrop began to change in March, however, due to unrest in the Middle East and the natural disaster in Japan. After dissipating in April and May, volatility returned late in the period in response to weakening U.S. economic data, the political stalemate over the federal debt ceiling, continued geopolitical strife, the ongoing sovereign debt crisis in Europe and the early-August downgrade by Standard & Poor's of the long-term sovereign credit rating on the United States. Technical factors of supply and demand turned decidedly negative in August, fueling the largest monthly drop in the index since November 2008.

Comments from Frederick Hoff, Portfolio Manager of Fidelity® High Income Central Fund 2: For the year, the fund returned 7.88%, slightly trailing the BofA Merrill Lynch index. Despite solid results from its bond holdings, the fund was hurt by out-of-index allocations to floating-rate bank debt and cash, both of which lagged the high-yield market overall. At the industry level, the biggest drag on performance came from weak security selection in telecommunications, especially a non-benchmark stake in landline service provider FairPoint Communications. My picks in building materials, especially Nortek Holdings, and technology also detracted. The biggest individual detractor was shipping company Navios Maritime, which was hurt by the threat of weaker pricing power and a slower economy. Computer products distributor CDW also hampered results. In contrast, security selection was favorable in utilities and chemicals, and to a lesser extent in metals/mining and energy. The top individual contributor was chemicals maker Georgia Gulf, whose common stock - which the fund acquired as part of a bankruptcy proceeding - did very well. A stake in the secured debt of electricity provider TXU Energy was helpful, as these securities outperformed TXU's other, more-junior bonds. Energy pipe and fittings distributor McJunkin Red Man also contributed.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2011 to August 31, 2011).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Annual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value March 1, 2011	Ending Account Value August 31, 2011	Expenses Paid During Period* March 1, 2011 to August 31, 2011
Actual	.0011%	$ 1,000.00	$ 973.20	$ .01
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,025.20	$ .01

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Top Five Holdings as of August 31, 2011
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
International Lease Finance Corp.	3.1	3.1
Avaya, Inc.	2.7	2.7
CIT Group, Inc.	2.6	2.6
Calpine Corp.	1.9	2.0
First Data Corp.	1.6	1.4
	11.9
Top Five Market Sectors as of August 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Telecommunications	10.2	10.7
Energy	9.9	8.9
Technology	8.9	6.7
Healthcare	8.1	7.1
Diversified Financial Services	7.9	6.2
Quality Diversification (% of fund's net assets)
As of August 31, 2011	As of February 28, 2011
BBB 0.6%	BBB 1.5%
BB 23.9%	BB 20.5%
B 53.0%	B 51.4%
CCC,CC,C 13.7%	CCC,CC,C 11.9%
D 0.3%	D 0.0%
Not Rated 0.3%	Not Rated 1.1%
Equities 2.2%	Equities 2.1%
Short-Term Investments and Net Other Assets 6.0%	Short-Term Investments and Net Other Assets 11.5%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)
As of August 31, 2011*		As of February 28, 2011**
	Nonconvertible Bonds 80.4%		Nonconvertible Bonds 75.3%
	Convertible Bonds, Preferred Stocks 2.0%		Convertible Bonds, Preferred Stocks 1.8%
	Common Stocks 0.4%		Common Stocks 0.7%
	Floating Rate Loans 11.2%		Floating Rate Loans 10.7%
	Short-Term Investments and Net Other Assets 6.0%		Short-Term Investments and Net Other Assets 11.5%
* Foreign investments	8.1%	** Foreign investments	9.0%

Annual Report

Investments August 31, 2011

Showing Percentage of Net Assets

Corporate Bonds - 80.6%
	Principal Amount	Value
Convertible Bonds - 0.2%
Capital Goods - 0.1%
General Cable Corp.:
0.875% 11/15/13	$ 340,000	$ 323,000
4.5% 11/15/29 (d)	388,000	410,776
		733,776
Metals/Mining - 0.1%
Peabody Energy Corp. 4.75% 12/15/66	340,000	398,225
TOTAL CONVERTIBLE BONDS		1,132,001
Nonconvertible Bonds - 80.4%
Aerospace - 1.0%
Alliant Techsystems, Inc. 6.875% 9/15/20	945,000	940,275
BE Aerospace, Inc. 6.875% 10/1/20	625,000	637,500
Esterline Technologies Corp. 7% 8/1/20	620,000	641,700
Huntington Ingalls Industries, Inc.:
6.875% 3/15/18 (e)	515,000	481,525
7.125% 3/15/21 (e)	1,185,000	1,107,975
Sequa Corp.:
11.75% 12/1/15 (e)	2,435,000	2,544,575
13.5% 12/1/15 pay-in-kind (e)	225,506	239,600
		6,593,150
Air Transportation - 0.5%
Aguila 3 SA 7.875% 1/31/18 (e)	405,000	380,700
Air Canada 9.25% 8/1/15 (e)	2,655,000	2,548,800
Delta Air Lines, Inc. pass-thru trust certificates 10.06% 1/2/16 (a)	31,995	17,917
		2,947,417
Automotive - 2.9%
ArvinMeritor, Inc. 10.625% 3/15/18	330,000	338,250
Dana Holding Corp.:
6.5% 2/15/19	330,000	320,100
6.75% 2/15/21	360,000	349,200
Delphi Corp.:
5.875% 5/15/19 (e)	1,745,000	1,692,650
6.125% 5/15/21 (e)	1,115,000	1,081,550
Exide Technologies 8.625% 2/1/18 (e)	525,000	493,500
Ford Motor Credit Co. LLC:
5.75% 2/1/21	500,000	502,500
5.875% 8/2/21	2,830,000	2,835,912
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Automotive - continued
Ford Motor Credit Co. LLC: - continued
8% 12/15/16	$ 1,050,000	$ 1,164,237
8.125% 1/15/20	1,750,000	1,953,966
International Automotive Components Group SA 9.125% 6/1/18 (e)	1,140,000	1,100,100
Lear Corp.:
7.875% 3/15/18	215,000	223,600
8.125% 3/15/20	380,000	399,000
Navistar International Corp. 8.25% 11/1/21	1,865,000	1,883,650
Stoneridge, Inc. 9.5% 10/15/17 (e)	330,000	341,550
Tenneco, Inc.:
7.75% 8/15/18	235,000	235,000
8.125% 11/15/15	1,820,000	1,895,075
Tower Automotive Holdings USA LLC / TA Holdings Finance, Inc. 10.625% 9/1/17 (e)	1,583,000	1,630,490
TRW Automotive, Inc. 8.875% 12/1/17 (e)	260,000	280,800
		18,721,130
Banks & Thrifts - 1.8%
Ally Financial, Inc.:
3.4784% 2/11/14 (g)	585,000	544,050
4.5% 2/11/14	585,000	558,675
Bank of America Corp. 8.125% (f)(g)	1,440,000	1,360,800
Citigroup Capital XXI 8.3% 12/21/77 (g)	670,000	666,650
GMAC LLC:
6.625% 5/15/12	3,465,000	3,482,325
6.75% 12/1/14	1,878,000	1,878,000
6.875% 9/15/11	949,000	949,000
7.5% 12/31/13	835,000	851,700
Wells Fargo & Co. 7.98% (f)(g)	980,000	1,019,200
Wells Fargo Capital XIII 7.7% (f)(g)	510,000	520,200
		11,830,600
Broadcasting - 0.9%
Clear Channel Communications, Inc. 10.75% 8/1/16	515,000	381,100
Nexstar Broadcasting, Inc.:
7% 1/15/14	521,000	510,580
7% 1/15/14 pay-in-kind	1,588,997	1,557,217
Nexstar Broadcasting, Inc./Mission Broadcasting, Inc. 8.875% 4/15/17	480,000	480,000
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Broadcasting - continued
Univision Communications, Inc.:
6.875% 5/15/19 (e)	$ 1,135,000	$ 1,049,875
7.875% 11/1/20 (e)	500,000	480,000
8.5% 5/15/21 (e)	1,695,000	1,440,750
		5,899,522
Building Materials - 2.1%
Associated Materials LLC 9.125% 11/1/17	1,050,000	913,500
Building Materials Corp. of America 6.75% 5/1/21 (e)	2,330,000	2,260,100
Cemex SA de CV:
5.2458% 9/30/15 (e)(g)	1,165,000	917,438
9% 1/11/18 (e)	1,535,000	1,266,375
General Cable Corp.:
2.6208% 4/1/15 (g)	1,240,000	1,162,500
7.125% 4/1/17	1,805,000	1,805,000
Headwaters, Inc. 7.625% 4/1/19	1,410,000	1,156,200
Interline Brands, Inc. 7% 11/15/18	345,000	345,000
Masco Corp. 7.125% 3/15/20	875,000	831,250
Masonite International Corp. 8.25% 4/15/21 (e)	260,000	239,200
Ply Gem Industries, Inc. 8.25% 2/15/18	2,640,000	2,204,400
Texas Industries, Inc. 9.25% 8/15/20	580,000	524,900
		13,625,863
Cable TV - 3.6%
CCO Holdings LLC/CCO Holdings Capital Corp.:
6.5% 4/30/21	2,920,000	2,854,300
7% 1/15/19	3,460,000	3,494,600
7.875% 4/30/18	455,000	473,200
Cequel Communications Holdings I LLC/Cequel Capital Corp. 8.625% 11/15/17 (e)	3,435,000	3,572,400
Charter Communications Holdings II LLC/Charter Communications Holdings II Capital Corp. 13.5% 11/30/16	1,897,951	2,192,133
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
8% 4/30/12 (e)(g)	1,170,000	1,199,250
10.875% 9/15/14 (d)(e)	1,140,000	1,231,200
CSC Holdings LLC:
8.5% 4/15/14	470,000	508,775
8.625% 2/15/19	785,000	865,463
DISH DBS Corp. 6.75% 6/1/21 (e)	1,575,000	1,586,813
EchoStar Communications Corp. 7.125% 2/1/16	660,000	674,850
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Cable TV - continued
Kabel BW Erste Beteiligungs GmbH/Kabel Baden-Wurttemberg GmbH & Co. KG 7.5% 3/15/19 (e)	$ 210,000	$ 205,800
Unitymedia Hessen GmbH & Co. KG / Unitymedia NRW GmbH 8.125% 12/1/17 (e)	280,000	283,500
UPCB Finance III Ltd. 6.625% 7/1/20 (e)	4,415,000	4,304,625
		23,446,909
Capital Goods - 0.8%
Amsted Industries, Inc. 8.125% 3/15/18 (e)	1,145,000	1,185,075
Briggs & Stratton Corp. 6.875% 12/15/20	325,000	321,750
Coleman Cable, Inc. 9% 2/15/18	2,075,000	2,049,063
SPX Corp. 7.625% 12/15/14	1,630,000	1,748,175
		5,304,063
Chemicals - 1.3%
Celanese US Holdings LLC:
5.875% 6/15/21	430,000	430,000
6.625% 10/15/18	660,000	693,000
Chemtura Corp. 7.875% 9/1/18	1,310,000	1,346,025
Georgia Gulf Corp. 9% 1/15/17 (e)	1,080,000	1,101,600
Kinove German Bondco GmbH 9.625% 6/15/18 (e)	390,000	374,400
Kraton Polymers LLC/Kraton Polymers Capital Corp. 6.75% 3/1/19	410,000	416,150
LBI Escrow Corp. 8% 11/1/17 (e)	1,057,000	1,173,270
Nalco Co. 6.625% 1/15/19 (e)	875,000	958,125
NOVA Chemicals Corp. 8.625% 11/1/19	1,230,000	1,340,700
PolyOne Corp. 7.375% 9/15/20	275,000	284,625
		8,117,895
Consumer Products - 0.1%
Armored AutoGroup, Inc. 9.25% 11/1/18 (e)	335,000	294,800
Elizabeth Arden, Inc. 7.375% 3/15/21	220,000	213,400
		508,200
Containers - 2.2%
Ardagh Packaging Finance PLC 7.375% 10/15/17 (e)	350,000	342,125
Berry Plastics Corp. 4.9993% 2/15/15 (g)	4,380,000	4,117,200
Graham Packaging Co. LP/GPC Capital Corp. 8.25% 10/1/18	650,000	650,000
Graphic Packaging International, Inc. 7.875% 10/1/18	425,000	446,250
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Containers - continued
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
7.125% 4/15/19 (e)	$ 535,000	$ 513,600
9% 4/15/19 (e)	910,000	807,625
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
6.875% 2/15/21 (e)	1,970,000	1,817,325
8.25% 2/15/21 (e)	3,225,000	2,644,500
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg):
7.875% 8/15/19 (e)	1,325,000	1,305,125
9.875% 8/15/19 (e)	1,255,000	1,164,013
Solo Cup Co. 8.5% 2/15/14	400,000	356,000
		14,163,763
Diversified Financial Services - 7.3%
Aircastle Ltd. 9.75% 8/1/18	275,000	285,313
CIT Group, Inc.:
7% 5/1/14	317,714	318,906
7% 5/1/15	716	707
7% 5/4/15 (e)	2,854,000	2,811,190
7% 5/1/16	529	521
7% 5/2/16 (e)	9,639,000	9,446,200
7% 5/1/17	341	332
7% 5/2/17 (e)	3,274,000	3,200,335
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 8% 1/15/18	3,800,000	3,838,000
Ineos Finance PLC 9% 5/15/15 (e)	410,000	412,050
International Lease Finance Corp.:
5.625% 9/20/13	910,000	879,288
5.75% 5/15/16	835,000	768,200
5.875% 5/1/13	705,000	683,850
6.25% 5/15/19	1,380,000	1,247,777
6.625% 11/15/13	1,210,000	1,179,750
7.125% 9/1/18 (e)	2,680,000	2,720,200
8.625% 9/15/15	5,685,000	5,827,125
8.75% 3/15/17	3,975,000	4,074,375
8.875% 9/1/17	2,640,000	2,712,600
Penson Worldwide, Inc. 12.5% 5/15/17 (e)	1,915,000	1,536,788
Pinafore LLC/Pinafore, Inc. 9% 10/1/18 (e)	410,000	426,400
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Diversified Financial Services - continued
SLM Corp.:
6.25% 1/25/16	$ 735,000	$ 742,350
8% 3/25/20	2,985,000	3,104,400
8.45% 6/15/18	965,000	1,020,888
		47,237,545
Diversified Media - 0.5%
Entravision Communication Corp. 8.75% 8/1/17	570,000	561,450
Nielsen Finance LLC/Nielsen Finance Co.:
7.75% 10/15/18	1,125,000	1,170,000
11.5% 5/1/16	1,153,000	1,308,655
		3,040,105
Electric Utilities - 5.6%
Calpine Corp.:
7.5% 2/15/21 (e)	7,415,000	7,377,925
7.875% 7/31/20 (e)	4,870,000	4,943,050
CMS Energy Corp. 8.75% 6/15/19	340,000	410,720
Energy Future Holdings Corp. 10% 1/15/20	365,000	365,913
Energy Future Intermediate Holding Co. LLC/Energy Future Intermediate Holding Finance, Inc.:
10% 12/1/20	1,625,000	1,625,000
11% 10/1/21 (e)	172,000	159,960
GenOn Energy, Inc.:
9.5% 10/15/18	2,155,000	2,144,225
9.875% 10/15/20	3,105,000	3,050,663
Intergen NV 9% 6/30/17 (e)	1,575,000	1,634,063
Mirant Americas Generation LLC:
8.5% 10/1/21	2,190,000	2,069,550
9.125% 5/1/31	1,684,000	1,582,960
NRG Energy, Inc.:
7.625% 5/15/19 (e)	925,000	901,875
7.875% 5/15/21 (e)	925,000	906,500
NSG Holdings II, LLC 7.75% 12/15/25 (e)	726,000	704,220
Puget Energy, Inc. 6% 9/1/21	960,000	960,701
RRI Energy, Inc. 7.875% 6/15/17	1,970,000	1,910,900
The AES Corp.:
7.375% 7/1/21 (e)	1,000,000	1,010,000
8% 10/15/17	2,940,000	3,116,400
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Electric Utilities - continued
The AES Corp.: - continued
9.75% 4/15/16	$ 660,000	$ 729,300
TXU Corp. 6.5% 11/15/24	350,000	136,500
		35,740,425
Energy - 9.6%
AmeriGas Partners LP/AmeriGas Finance Corp.:
6.25% 8/20/19	695,000	675,888
6.5% 5/20/21	605,000	592,900
Antero Resources Finance Corp. 7.25% 8/1/19 (e)	1,390,000	1,323,975
ATP Oil & Gas Corp. 11.875% 5/1/15	4,880,000	4,257,800
Calfrac Holdings LP 7.5% 12/1/20 (e)	505,000	489,850
Calumet Specialty Products Partners LP/Calumet Finance Corp. 9.375% 5/1/19 (e)	285,000	273,600
Carrizo Oil & Gas, Inc. 8.625% 10/15/18	320,000	321,600
Chesapeake Energy Corp.:
6.125% 2/15/21	1,745,000	1,762,450
9.5% 2/15/15	945,000	1,067,850
Comstock Resources, Inc. 7.75% 4/1/19	3,000,000	2,940,000
Continental Resources, Inc.:
7.125% 4/1/21	380,000	386,650
7.375% 10/1/20	550,000	583,000
Denbury Resources, Inc. 8.25% 2/15/20	743,000	783,865
Drummond Co., Inc. 7.375% 2/15/16	515,000	520,150
Edgen Murray Corp. 12.25% 1/15/15	2,880,000	2,707,200
Energy Partners Ltd. 8.25% 2/15/18	260,000	247,650
Energy Transfer Equity LP 7.5% 10/15/20	3,685,000	3,777,125
Expro Finance Luxembourg SCA 8.5% 12/15/16 (e)	4,400,000	4,180,000
Ferrellgas LP/Ferrellgas Finance Corp. 6.5% 5/1/21	615,000	551,963
Forest Oil Corp. 7.25% 6/15/19	2,440,000	2,424,628
Frac Tech Services LLLC/Frac Tech Finance, Inc. 7.125% 11/15/18 (e)	305,000	309,575
Frontier Oil Corp. 6.875% 11/15/18	530,000	545,900
Hornbeck Offshore Services, Inc. 6.125% 12/1/14	1,780,000	1,753,300
Inergy LP/Inergy Finance Corp.:
6.875% 8/1/21 (e)	3,075,000	2,982,750
7% 10/1/18	1,040,000	1,008,800
LINN Energy LLC/LINN Energy Finance Corp.:
6.5% 5/15/19 (e)	1,325,000	1,265,375
7.75% 2/1/21 (e)	650,000	646,750
8.625% 4/15/20	1,490,000	1,594,300
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Energy - continued
McJunkin Red Man Corp. 9.5% 12/15/16	$ 5,595,000	$ 5,622,975
Offshore Group Investment Ltd. 11.5% 8/1/15	450,000	477,000
Oil States International, Inc. 6.5% 6/1/19 (e)	650,000	648,375
OPTI Canada, Inc.:
7.875% 12/15/14 (c)	355,000	222,763
8.25% 12/15/14 (c)	2,405,000	1,503,125
9% 12/15/12 (e)	175,000	177,625
9.75% 8/15/13 (e)	705,000	713,813
Parker Drilling Co. 9.125% 4/1/18	445,000	458,350
Petrohawk Energy Corp. 7.25% 8/15/18	1,730,000	2,024,100
Pioneer Drilling Co. 9.875% 3/15/18	535,000	561,750
Plains Exploration & Production Co.:
7% 3/15/17	2,285,000	2,290,713
7.625% 4/1/20	960,000	998,400
10% 3/1/16	1,395,000	1,531,013
Precision Drilling Corp. 6.5% 12/15/21 (e)	155,000	156,550
Quicksilver Resources, Inc. 7.125% 4/1/16	200,000	186,000
Regency Energy Partners LP/Regency Energy Finance Corp. 6.875% 12/1/18	890,000	898,900
SESI LLC 6.375% 5/1/19 (e)	1,115,000	1,103,850
Star Gas Partners LP/Star Gas Finance Co. 8.875% 12/1/17	465,000	471,975
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
6.875% 2/1/21 (e)	390,000	386,100
7.875% 10/15/18	1,235,000	1,210,300
		61,618,571
Environmental - 0.2%
Clean Harbors, Inc. 7.625% 8/15/16	423,000	447,323
Covanta Holding Corp. 7.25% 12/1/20	680,000	691,884
		1,139,207
Food & Drug Retail - 1.7%
Bi-Lo LLC/Bi-Lo Finance Corp. 9.25% 2/15/19 (e)	1,415,000	1,400,850
Rite Aid Corp.:
6.875% 8/15/13	295,000	284,675
7.5% 3/1/17	1,345,000	1,311,375
9.375% 12/15/15	765,000	692,325
9.5% 6/15/17	4,380,000	3,832,500
10.25% 10/15/19	335,000	351,750
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Food & Drug Retail - continued
Rite Aid Corp.: - continued
10.375% 7/15/16	$ 2,140,000	$ 2,236,300
Tops Markets LLC 10.125% 10/15/15	815,000	825,188
		10,934,963
Food/Beverage/Tobacco - 1.0%
Bumble Bee Acquisition Corp. 9% 12/15/17 (e)	1,055,000	1,023,350
C&S Group Enterprises LLC 8.375% 5/1/17 (e)	4,690,000	4,830,700
Dean Foods Co. 7% 6/1/16	827,413	786,042
		6,640,092
Gaming - 0.5%
Ameristar Casinos, Inc. 7.5% 4/15/21 (e)	1,245,000	1,232,550
MGM Mirage, Inc. 7.625% 1/15/17	900,000	819,000
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 7.75% 8/15/20	805,000	871,413
		2,922,963
Healthcare - 7.2%
Air Medical Group Holdings, Inc. 9.25% 11/1/18 (e)	680,000	688,500
Alere, Inc. 9% 5/15/16	735,000	721,219
Biomet, Inc. 10.375% 10/15/17 pay-in-kind (g)	3,000,000	3,157,500
Carriage Services, Inc. 7.875% 1/15/15	705,000	694,425
CDRT Merger Sub, Inc. 8.125% 6/1/19 (e)	2,835,000	2,664,900
Community Health Systems, Inc. 8.875% 7/15/15	2,680,000	2,673,300
Endo Pharmaceuticals Holdings, Inc. 7% 12/15/20 (e)	920,000	924,600
Giant Funding Corp. 8.25% 2/1/18 (e)	695,000	701,950
HCA, Inc.:
6.5% 2/15/20	2,455,000	2,467,275
7.25% 9/15/20	1,025,000	1,040,375
7.875% 2/15/20	2,290,000	2,427,400
8.5% 4/15/19	1,420,000	1,533,600
IASIS Healthcare LLC/IASIS Capital Corp. 8.375% 5/15/19 (e)	3,180,000	2,790,450
Inverness Medical Innovations, Inc. 7.875% 2/1/16	2,270,000	2,196,225
Kindred Escrow Corp. 8.25% 6/1/19 (e)	340,000	302,600
Mylan, Inc. 6% 11/15/18 (e)	3,420,000	3,360,150
Omega Healthcare Investors, Inc.:
6.75% 10/15/22	2,235,000	2,140,013
7% 1/15/16	170,000	173,825
7.5% 2/15/20	1,430,000	1,465,750
Rotech Healthcare, Inc. 10.75% 10/15/15	500,000	520,000
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Healthcare - continued
Stewart Enterprises, Inc. 6.5% 4/15/19	$ 485,000	$ 468,025
Tenet Healthcare Corp. 8.875% 7/1/19	1,335,000	1,428,450
Valeant Pharmaceuticals International:
6.5% 7/15/16 (e)	1,020,000	953,700
6.75% 8/15/21 (e)	580,000	516,200
6.875% 12/1/18 (e)	3,535,000	3,287,550
7% 10/1/20 (e)	715,000	657,800
7.25% 7/15/22 (e)	1,100,000	990,000
Vanguard Health Holding Co. II LLC / Vanguard Holding Co. II, Inc. 7.75% 2/1/19	545,000	513,663
Vanguard Health Systems, Inc. 0% 2/1/16	19,000	12,398
VWR Funding, Inc. 10.25% 7/15/15 pay-in-kind (g)	4,816,531	4,816,531
		46,288,374
Homebuilders/Real Estate - 1.2%
CB Richard Ellis Services, Inc.:
6.625% 10/15/20	455,000	441,350
11.625% 6/15/17	1,620,000	1,846,800
KB Home 6.25% 6/15/15	535,000	460,769
Realogy Corp.:
7.875% 2/15/19 (e)	765,000	634,950
11.5% 4/15/17	1,225,000	980,000
Sabra Health Care LP/Sabra Capital Corp. 8.125% 11/1/18	400,000	382,000
Standard Pacific Corp.:
8.375% 5/15/18	1,385,000	1,211,875
8.375% 1/15/21	1,935,000	1,668,938
		7,626,682
Hotels - 0.9%
FelCor Escrow Holdings, LLC 6.75% 6/1/19 (e)	2,595,000	2,432,813
Host Hotels & Resorts, Inc.:
5.875% 6/15/19 (e)	1,400,000	1,386,000
6.875% 11/1/14	1,650,000	1,678,875
9% 5/15/17	135,000	148,500
		5,646,188
Leisure - 0.8%
Dave & Buster's Parent, Inc. 0% 2/15/16 (e)	1,600,000	928,000
GWR Operating Partnership LLP/Great Wolf Finance Corp. 10.875% 4/1/17	850,000	888,250
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Leisure - continued
NCL Corp. Ltd.:
9.5% 11/15/18 (e)	$ 200,000	$ 207,000
11.75% 11/15/16	765,000	852,975
Royal Caribbean Cruises Ltd.:
11.875% 7/15/15	1,590,000	1,896,075
yankee 7.25% 6/15/16	205,000	209,100
Vail Resorts, Inc. 6.5% 5/1/19 (e)	370,000	371,850
		5,353,250
Metals/Mining - 2.0%
Aleris International, Inc. 7.625% 2/15/18 (e)	485,000	455,900
Alpha Natural Resources, Inc.:
6% 6/1/19	1,325,000	1,318,375
6.25% 6/1/21	900,000	891,000
American Rock Salt Co. LLC/American Rock Capital Corp. 8.25% 5/1/18 (e)	230,000	211,600
Arch Coal, Inc. 8.75% 8/1/16	665,000	714,875
Calcipar SA 6.875% 5/1/18 (e)	325,000	307,938
CONSOL Energy, Inc.:
8% 4/1/17	3,445,000	3,634,475
8.25% 4/1/20	1,675,000	1,783,875
Drummond Co., Inc. 9% 10/15/14 (e)	360,000	371,700
FMG Resources (August 2006) Pty Ltd. 7% 11/1/15 (e)	1,755,000	1,781,325
Novelis, Inc. 8.375% 12/15/17	930,000	948,600
Peabody Energy Corp. 7.375% 11/1/16	360,000	394,200
SunCoke Energy, Inc. 7.625% 8/1/19 (e)	215,000	210,700
		13,024,563
Paper - 1.2%
ABI Escrow Corp. 10.25% 10/15/18 (e)	80,000	84,000
Boise Paper LLC/Boise Co-Issuer Co. 8% 4/1/20	540,000	552,150
Mercer International, Inc. 9.5% 12/1/17	425,000	422,875
NewPage Corp. 11.375% 12/31/14	5,306,000	4,669,280
Sappi Papier Holding AG 6.625% 4/15/21 (e)	415,000	365,200
Verso Paper Holdings LLC/Verso Paper, Inc. 11.5% 7/1/14	382,000	403,010
Xerium Technologies, Inc. 8.875% 6/15/18 (e)	1,400,000	1,302,000
		7,798,515
Publishing/Printing - 0.6%
Cadmus Communications Corp. 8.375% 6/15/14	445,000	374,913
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Publishing/Printing - continued
Cenveo Corp.:
7.875% 12/1/13	$ 1,725,000	$ 1,364,906
10.5% 8/15/16 (e)	1,565,000	1,361,550
TL Acquisitions, Inc. 10.5% 1/15/15 (e)	720,000	554,400
		3,655,769
Restaurants - 0.8%
DineEquity, Inc. 9.5% 10/30/18	3,580,000	3,714,250
Landry's Restaurants, Inc.:
11.625% 12/1/15	235,000	246,750
11.625% 12/1/15 (e)	140,000	147,000
Landrys Holdings, Inc. 11.5% 6/1/14 (e)	485,000	477,725
Roadhouse Financing, Inc. 10.75% 10/15/17	465,000	460,350
		5,046,075
Services - 2.0%
ARAMARK Corp. 3.754% 2/1/15 (g)	2,470,000	2,346,500
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.:
2.7862% 5/15/14 (g)	950,000	878,750
7.625% 5/15/14	533,000	531,668
7.75% 5/15/16	1,065,000	1,068,941
9.625% 3/15/18	1,920,000	1,977,600
ServiceMaster Co. 10.75% 7/15/15 pay-in-kind (e)(g)	4,615,000	4,753,450
The Geo Group, Inc.:
6.625% 2/15/21	235,000	235,588
7.75% 10/15/17	240,000	250,800
WP Rocket Merger Sub, Inc. 10.125% 7/15/19 (e)	560,000	554,400
		12,597,697
Shipping - 1.7%
Navios Maritime Acquisition Corp./Navios Acquisition Finance US, Inc.:
8.625% 11/1/17	3,305,000	2,759,675
8.625% 11/1/17 (e)	620,000	525,450
Navios Maritime Holdings, Inc.:
8.125% 2/15/19 (e)	3,075,000	2,490,750
8.875% 11/1/17	1,725,000	1,587,000
Navios South American Logisitcs, Inc./Navios Logistics Finance U.S., Inc. 9.25% 4/15/19 (e)	225,000	195,750
Ship Finance International Ltd. 8.5% 12/15/13	2,310,000	2,240,700
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Shipping - continued
Teekay Corp. 8.5% 1/15/20	$ 710,000	$ 690,475
Ultrapetrol (Bahamas) Ltd. 9% 11/24/14	690,000	679,650
		11,169,450
Steel - 0.4%
Atkore International, Inc. 9.875% 1/1/18 (e)	300,000	291,000
Essar Steel Algoma, Inc. 9.375% 3/15/15 (e)	1,315,000	1,252,538
JMC Steel Group, Inc. 8.25% 3/15/18 (e)	835,000	789,075
Steel Dynamics, Inc. 7.625% 3/15/20	280,000	285,600
		2,618,213
Super Retail - 2.3%
Academy Ltd./Academy Finance Corp. 9.25% 8/1/19 (e)	325,000	304,688
Asbury Automotive Group, Inc. 7.625% 3/15/17	3,411,000	3,368,363
Claire's Stores, Inc. 8.875% 3/15/19	465,000	396,994
J. Crew Group, Inc. 8.125% 3/1/19	3,020,000	2,627,400
Limited Brands, Inc. 6.625% 4/1/21	1,675,000	1,691,750
Ltd. Brands, Inc. 7% 5/1/20	605,000	621,638
Rent-A-Center, Inc. 6.625% 11/15/20	730,000	708,100
Toys 'R' Us Property Co. I LLC 10.75% 7/15/17	3,980,000	4,288,450
Toys 'R' Us, Inc. 7.375% 9/1/16 (e)	670,000	649,900
		14,657,283
Technology - 6.4%
Amkor Technology, Inc. 7.375% 5/1/18	540,000	540,000
Avaya, Inc.:
7% 4/1/19 (e)	7,205,000	6,376,425
9.75% 11/1/15	2,065,000	1,786,225
10.125% 11/1/15 pay-in-kind (g)	3,659,538	3,202,096
CDW Escrow Corp. 8.5% 4/1/19 (e)	2,560,000	2,355,200
CDW LLC/CDW Finance Corp.:
8% 12/15/18 (e)	935,000	920,975
12.535% 10/12/17	4,630,000	4,583,700
Ceridian Corp. 11.25% 11/15/15	285,000	264,338
CommScope, Inc. 8.25% 1/15/19 (e)	1,255,000	1,236,175
Eastman Kodak Co.:
9.75% 3/1/18 (e)	230,000	197,800
10.625% 3/15/19 (e)	230,000	200,100
First Data Corp.:
7.375% 6/15/19 (e)	1,600,000	1,512,000
8.25% 1/15/21 (e)	2,592,000	2,216,160
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Technology - continued
First Data Corp.: - continued
8.75% 1/15/22 pay-in-kind (e)(g)	$ 1,285,000	$ 1,105,100
9.875% 9/24/15	1,095,000	996,450
10.55% 9/24/15 pay-in-kind (g)	149,512	133,794
12.625% 1/15/21 (e)	2,000,000	1,890,000
Freescale Semiconductor, Inc.:
8.05% 2/1/20	3,290,000	3,125,500
9.25% 4/15/18 (e)	1,545,000	1,595,213
10.125% 3/15/18 (e)	1,680,000	1,822,800
Jabil Circuit, Inc. 5.625% 12/15/20	390,000	369,993
Lucent Technologies, Inc. 6.45% 3/15/29	890,000	765,400
NXP BV/NXP Funding LLC 10% 7/15/13 (e)	581,000	631,111
Sanmina-SCI Corp. 7% 5/15/19 (e)	1,440,000	1,303,200
Serena Software, Inc. 10.375% 3/15/16	355,000	362,100
Spansion LLC 7.875% 11/15/17 (e)	585,000	596,700
SunGard Data Systems, Inc. 10.625% 5/15/15	230,000	243,800
Viasystems, Inc. 12% 1/15/15 (e)	685,000	750,931
		41,083,286
Telecommunications - 8.7%
Broadview Networks Holdings, Inc. 11.375% 9/1/12	2,400,000	2,118,000
Clearwire Communications LLC/Clearwire Finance, Inc. 12% 12/1/15 (e)	1,300,000	1,228,500
Clearwire Escrow Corp. 12% 12/1/15 (e)	930,000	874,200
Cricket Communications, Inc.:
7.75% 10/15/20	4,735,000	4,214,150
7.75% 10/15/20 (e)	510,000	446,250
10% 7/15/15	1,335,000	1,380,056
Digicel Group Ltd. 9.125% 1/15/15 pay-in-kind (e)(g)	281,000	276,785
Dycom Investments, Inc. 7.125% 1/15/21	535,000	535,000
Frontier Communications Corp.:
7.875% 4/15/15	640,000	664,768
8.25% 5/1/14	1,010,000	1,080,700
8.25% 4/15/17	1,845,000	1,909,575
8.5% 4/15/20	4,675,000	4,890,985
8.75% 4/15/22	1,505,000	1,542,625
Intelsat Jackson Holdings SA:
7.25% 4/1/19 (e)	1,710,000	1,633,050
7.5% 4/1/21 (e)	1,910,000	1,824,050
9.5% 6/15/16	105,000	109,200
Intelsat Luxembourg SA 11.5% 2/4/17 pay-in-kind (g)	5,361,391	5,133,532
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Telecommunications - continued
MetroPCS Wireless, Inc. 6.625% 11/15/20	$ 2,515,000	$ 2,326,375
Nextel Communications, Inc.:
5.95% 3/15/14	655,000	641,900
6.875% 10/31/13	380,000	377,625
7.375% 8/1/15	5,635,000	5,543,431
Qwest Communications International, Inc. 8% 10/1/15	1,570,000	1,675,975
Sprint Capital Corp. 6.9% 5/1/19	8,295,000	8,170,575
Wind Acquisition Finance SA:
7.25% 2/15/18 (e)	1,660,000	1,556,250
11.75% 7/15/17 (e)	2,100,000	2,168,250
Wind Acquisition Holdings Finance SA 12.25% 7/15/17 pay-in-kind (e)(g)	2,129,880	2,089,294
Windstream Corp.:
7% 3/15/19	745,000	730,100
7.75% 10/15/20	120,000	121,200
8.125% 9/1/18	875,000	918,750
		56,181,151
Textiles & Apparel - 0.6%
Hanesbrands, Inc. 6.375% 12/15/20	3,150,000	3,087,000
Phillips-Van Heusen Corp. 7.375% 5/15/20	645,000	677,250
		3,764,250
TOTAL NONCONVERTIBLE BONDS		516,943,129
TOTAL CORPORATE BONDS (Cost $514,499,420)		518,075,130
Commercial Mortgage Securities - 0.0%

Berkeley Federal Bank & Trust FSB Series 1994-1 Class B, 0% 8/1/24 (e)(g) (Cost $115,171)	156,501	67,921
Common Stocks - 0.4%
	Shares
Banks & Thrifts - 0.1%
CIT Group, Inc. (a)	22,691	784,428
Building Materials - 0.2%
Nortek, Inc. (a)	40,061	1,081,647
Common Stocks - continued
	Shares	Value
Chemicals - 0.1%
Georgia Gulf Corp. (a)	21,800	$ 461,942
Diversified Financial Services - 0.0%
Penhall Acquisition Co.:
Class A	763	61,040
Class B (a)	254	20,320
		81,360
Publishing/Printing - 0.0%
HMH Holdings, Inc. (a)(h)	18,413	46,033
RDA Holding Co. warrants 2/19/14 (a)(h)	6,468	4
		46,037
TOTAL COMMON STOCKS (Cost $4,686,329)		2,455,414
Preferred Stocks - 1.8%

Convertible Preferred Stocks - 1.0%
Banks & Thrifts - 0.9%
Bank of America Corp. Series L, 7.25%	2,966	2,642,706
Huntington Bancshares, Inc. 8.50%	3,170	3,487,000
		6,129,706
Electric Utilities - 0.1%
PPL Corp. 8.75%	6,900	376,481
TOTAL CONVERTIBLE PREFERRED STOCKS		6,506,187
Nonconvertible Preferred Stocks - 0.8%
Banks & Thrifts - 0.3%
GMAC LLC 7.00% (e)	2,830	2,108,350
Diversified Financial Services - 0.5%
Citigroup Capital XIII 7.875%	28,064	730,787
GMAC Capital Trust I Series 2, 8.125%	103,471	2,209,106
		2,939,893
TOTAL NONCONVERTIBLE PREFERRED STOCKS		5,048,243
TOTAL PREFERRED STOCKS (Cost $11,513,856)		11,554,430
Floating Rate Loans - 11.2%
	Principal Amount	Value
Aerospace - 0.4%
Sequa Corp. term loan 3.5003% 12/3/14 (g)	$ 2,450,091	$ 2,296,960
Air Transportation - 0.9%
US Airways Group, Inc. term loan 2.7208% 3/23/14 (g)	7,275,242	6,074,827
Automotive - 0.4%
Delphi Corp. Tranche B, term loan 3.5% 3/31/17 (g)	209,539	203,777
Federal-Mogul Corp.:
Tranche B, term loan 2.1392% 12/27/14 (g)	1,629,549	1,478,816
Tranche C, term loan 2.1464% 12/27/15 (g)	831,402	754,498
The Goodyear Tire & Rubber Co. Tranche 2LN, term loan 1.94% 4/30/14 (g)	280,000	254,800
		2,691,891
Broadcasting - 0.8%
Univision Communications, Inc. term loan 4.4709% 3/31/17 (g)	4,981,398	4,284,002
VNU, Inc. Tranche C, term loan 3.4555% 5/1/16 (g)	643,602	606,595
		4,890,597
Capital Goods - 0.1%
SRAM LLC.:
2nd LN, term loan 8.5% 12/7/18 (g)	245,000	240,100
Tranche B 1LN, term loan 4.7665% 6/7/18 (g)	750,000	712,500
		952,600
Diversified Financial Services - 0.1%
International Lease Finance Corp. Tranche 2LN, term loan 7% 3/17/16 (g)	658,000	658,000
Electric Utilities - 0.8%
Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance, Inc. Tranche B, term loan 4.7396% 10/10/17 (g)	7,403,139	5,395,038
Energy - 0.3%
CCS, Inc. Tranche B, term loan 3.2458% 11/14/14 (g)	548,860	488,211
Frac Tech Holdings LLC Tranche B, term loan 6.25% 5/6/16 (g)	1,775,284	1,704,272
		2,192,483
Food & Drug Retail - 0.2%
Rite Aid Corp. Tranche ABL, term loan 1.9695% 6/4/14 (g)	1,256,263	1,162,043
Gaming - 0.1%
Ameristar Casinos, Inc. Tranche B, term loan 4% 4/14/18 (g)	708,225	679,896
Floating Rate Loans - continued
	Principal Amount	Value
Healthcare - 0.9%
Community Health Systems, Inc.:
term loan 3.8188% 1/25/17 (g)	$ 393,665	$ 358,235
Tranche B, term loan 2.5688% 7/25/14 (g)	783,958	729,081
Tranche DD, term loan 2.5688% 7/25/14 (g)	40,318	37,496
Emergency Medical Services Corp. Tranche B, term loan 5.25% 5/25/18 (g)	997,500	927,675
HCA, Inc.:
Tranche B2, term loan 3.4958% 3/31/17 (g)	504,058	476,335
Tranche B3, term loan 3.4958% 5/1/18 (g)	1,493,935	1,404,299
IASIS Healthcare LLC Tranche B, term loan 5% 5/3/18 (g)	324,188	301,494
VWR Funding, Inc. term loan 2.7209% 6/29/14 (g)	1,392,311	1,294,849
		5,529,464
Publishing/Printing - 0.7%
Thomson Learning Tranche B, term loan 2.5% 7/5/14 (g)	5,572,113	4,652,715
Restaurants - 0.5%
OSI Restaurant Partners, Inc.:
Credit-Linked Deposit 2.4985% 6/14/13 (g)	322,095	296,328
term loan 2.5625% 6/14/14 (g)	3,312,591	3,047,584
		3,343,912
Services - 0.2%
ServiceMaster Co.:
term loan 2.7051% 7/24/14 (g)	1,020,171	925,805
Tranche DD, term loan 2.72% 7/24/14 (g)	101,594	92,196
		1,018,001
Specialty Retailing - 0.1%
Michaels Stores, Inc. Tranche B1, term loan 2.5% 10/31/13 (g)	664,820	628,255
Super Retail - 0.7%
Neiman Marcus Group, Inc. Tranche B, term loan 4.75% 5/16/18 (g)	4,505,000	4,189,650
Technology - 2.5%
Avaya, Inc.:
term loan 3.0643% 10/27/14 (g)	2,124,883	1,923,019
Tranche B 3LN, term loan 4.8143% 10/26/17 (g)	4,268,264	3,734,731
CDW Corp. Tranche B, term loan 4.25% 7/15/17 (g)	5,000,000	4,375,000
First Data Corp.:
term loan 4.2168% 3/24/18 (g)	3,394,895	2,817,763
Tranche B2, term loan 2.9668% 9/24/14 (g)	29,340	25,526
Floating Rate Loans - continued
	Principal Amount	Value
Technology - continued
Freescale Semiconductor, Inc. term loan 4.4383% 12/1/16 (g)	$ 2,205,487	$ 2,012,507
SunGard Data Systems, Inc. term loan 1.9565% 2/28/14 (g)	1,206,231	1,139,888
		16,028,434
Telecommunications - 1.5%
FairPoint Communications, Inc. term loan 6.5% 1/24/16 (g)	8,085,000	6,619,594
Intelsat Jackson Holdings SA:
term loan 3.2461% 2/1/14 (g)	1,250,000	1,131,250
Tranche B, term loan 5.25% 4/2/18 (g)	1,745,475	1,680,020
		9,430,864
TOTAL FLOATING RATE LOANS (Cost $74,313,676)		71,815,630
Money Market Funds - 4.2%
	Shares
Fidelity Cash Central Fund, 0.11% (b) (Cost $27,059,600)	27,059,600	27,059,600
TOTAL INVESTMENT PORTFOLIO - 98.2% (Cost $632,188,052)		631,028,125
NET OTHER ASSETS (LIABILITIES) - 1.8%		11,783,024
NET ASSETS - 100%		$ 642,811,149
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Non-income producing - Security is in default.
(d) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $191,198,960 or 29.7% of net assets.

(f) Security is perpetual in nature with no stated maturity date.
(g) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(h) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $46,037 or 0.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
HMH Holdings, Inc.	3/9/10	$ 128,896
RDA Holding Co. warrants 2/19/14	2/27/07 - 3/7/07	$ 2,004,800
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 55,956
Other Information

The following is a summary of the inputs used, as of August 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 46,037	$ -	$ 46,033	$ 4
Financials	12,043,737	9,854,027	2,108,350	81,360
Industrials	1,081,647	1,081,647	-	-
Materials	461,942	461,942	-	-
Utilities	376,481	-	376,481	-
Corporate Bonds	518,075,130	-	518,057,213	17,917
Commercial Mortgage Securities	67,921	-	-	67,921
Floating Rate Loans	71,815,630	-	71,815,630	-
Money Market Funds	27,059,600	27,059,600	-	-
Total Investments in Securities:	$ 631,028,125	$ 38,457,216	$ 592,403,707	$ 167,202
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 343,901
Total Realized Gain (Loss)	(4,573)
Total Unrealized Gain (Loss)	(28,955)
Cost of Purchases	114,413
Proceeds of Sales	(27,346)
Amortization/Accretion	(163)
Transfers in to Level 3	-
Transfers out of Level 3	(230,075)
Ending Balance	$ 167,202
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at August 31, 2011	$ (16,949)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	August 31, 2011

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $605,128,452)	$ 603,968,525
Fidelity Central Funds (cost $27,059,600)	27,059,600
Total Investments (cost $632,188,052)		$ 631,028,125
Cash		150,737
Receivable for investments sold		181,314
Interest receivable		11,630,873
Distributions receivable from Fidelity Central Funds		2,849
Total assets		642,993,898

Liabilities
Payable for investments purchased	$ 174,725
Distributions payable	84
Other payables and accrued expenses	7,940
Total liabilities		182,749

Net Assets		$ 642,811,149
Net Assets consist of:
Paid in capital		$ 643,977,376
Net unrealized appreciation (depreciation) on investments		(1,166,227)
Net Assets, for 6,061,171 shares outstanding		$ 642,811,149
Net Asset Value, offering price and redemption price per share ($642,811,149 ÷ 6,061,171 shares)		$ 106.05

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

	Year ended August 31, 2011

Investment Income
Dividends		$ 777,268
Interest		48,364,681
Income from Fidelity Central Funds		55,956
Total income		49,197,905

Expenses
Custodian fees and expenses	$ 13,814
Independent directors' compensation	3,209
Miscellaneous	16
Total expenses before reductions	17,039
Expense reductions	(3,794)	13,245
Net investment income (loss)		49,184,660
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		21,653,408
Change in net unrealized appreciation (depreciation) on investment securities		(33,048,931)
Net gain (loss)		(11,395,523)
Net increase (decrease) in net assets resulting from operations		$ 37,789,137

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended August 31, 2011	Year ended August 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 49,184,660	$ 47,555,380
Net realized gain (loss)	21,653,408	20,091,922
Change in net unrealized appreciation (depreciation)	(33,048,931)	24,147,272
Net increase (decrease) in net assets resulting from operations	37,789,137	91,794,574
Distributions to partners from net investment income	(41,924,291)	(39,325,019)
Affiliated share transactions Proceeds from sales of shares	104,443,965	109,008,764
Reinvestment of distributions	41,923,298	39,324,023
Cost of shares redeemed	(31,017,155)	(134,760,939)
Net increase (decrease) in net assets resulting from share transactions	115,350,108	13,571,848
Total increase (decrease) in net assets	111,214,954	66,041,403

Net Assets
Beginning of period	531,596,195	465,554,792
End of period	$ 642,811,149	$ 531,596,195
Other Affiliated Information Shares
Sold	927,403	1,060,980
Issued in reinvestment of distributions	378,642	380,258
Redeemed	(288,588)	(1,326,870)
Net increase (decrease)	1,017,457	114,368

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended August 31,	2011	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 105.40	$ 94.45	$ 98.62	$ 100.00
Income from Investment Operations
Net investment income (loss) D	9.048	9.362	8.623	3.708
Net realized and unrealized gain (loss)	(.660)	9.337	(5.390)	(1.658)
Total from investment operations	8.388	18.699	3.233	2.050
Distributions to partners from net investment income	(7.738)	(7.749)	(7.403)	(3.430)
Net asset value, end of period	$ 106.05	$ 105.40	$ 94.45	$ 98.62
Total Return B, C	7.88%	20.25%	4.83%	2.09%
Ratios to Average Net Assets E, I
Expenses before reductions G	-%	-%	-%	-% A
Expenses net of fee waivers, if any G	-%	-%	-%	-% A
Expenses net of all reductions G	-%	-%	-%	-% A
Net investment income (loss)	8.18%	9.08%	10.53%	8.73% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 642,811	$ 531,596	$ 465,555	$ 435,837
Portfolio turnover rate F	43%	65%	57%	35% A, J

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Amount represents less than .01%.

H For the period March 31, 2008 (commencement of operations) to August 31, 2008.

I Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended August 31, 2011

1. Organization.

Fidelity High Income Central Fund 2 (the Fund) is a fund of Fidelity Central Investment Portfolios LLC (the LLC) and is authorized to issue an unlimited number of shares. The LLC is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware Limited Liability Company. Each fund in the LLC is a separate partnership for tax purposes. Shares of the Fund are only offered to other investment companies and accounts managed by Fidelity Management & Research Company (FMR), or its affiliates (the Investing Funds). The Board of Directors may permit the purchase of shares (for cash, securities or other consideration) and admit new Eligible Accredited Investors into each fund, in accordance with the Partnership Agreement.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by FMR and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Annual Report

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Directors to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Directors. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of August 31, 2011 for the Fund's investments, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds and floating rate loans, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. For commercial mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from other Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Partners. No provision has been made for federal income taxes because the Fund allocates, at least annually among its partners, each partner's share of the Fund's income and expenses and capital gains and losses as determined by income tax regulations for inclusion in each partner's tax return.

Distributions are declared daily and paid monthly from net investment income on a book basis, except for certain items such as market discount and term loan fee income which are deemed distributed based on allocations to the partners and are reclassified to paid in capital. Due to the Fund's partnership structure, paid in capital includes any accumulated net investment income/(loss) and net realized gain/(loss) on investments.

There are no unrecognized tax benefits in the accompanying financial statements in connection with the tax positions taken by the Fund. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 32,809,653
Gross unrealized depreciation	(24,958,295)
Net unrealized appreciation (depreciation) on securities and other investments	$ 7,851,358

Tax Cost	$ 623,176,767

New Accounting Pronouncement. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update changes the wording used to describe the requirements in GAAP for measuring fair value and for disclosing information about fair value measurements. The update is effective during interim and annual periods beginning after December 15, 2011. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Annual Report

Notes to Financial Statements - continued

4. Operating Policies - continued

Loans and Other Direct Debt Instruments. The Fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments, including revolving credit facilities, that obligate the Fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $346,199,388 and $241,289,820, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. FMR Co., Inc. (FMRC), an affiliate of FMR, provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's management contract with FMRC, FMR pays FMRC a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract, FMR also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Directors, and certain exceptions such as interest expense.

7. Brokerage Commissions.

The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $1 for the period.

8. Expense Reductions.

FMR has voluntarily agreed to reimburse a portion of the Fund's operating expenses. For the period, the reimbursement reduced the expenses by $3,209.

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $585.

Annual Report

9. Other.

The Fund's organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by FMR or an FMR affiliate were the owners of record of all of the outstanding shares of the Fund.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Directors of Fidelity Central Investment Portfolios LLC and Partners of Fidelity High Income Central Fund 2:

We have audited the accompanying statement of assets and liabilities of Fidelity High Income Central Fund 2 (the Fund), a fund of Fidelity Central Investment Portfolios LLC, including the schedule of investments, as of August 31, 2011, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended and for the period from March 31, 2008 (commencement of operations) to August 31, 2008. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of August 31, 2011, by correspondence with the custodians, agent banks and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity High Income Central Fund 2 as of August 31, 2011, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the three years in the period then ended and for the period from March 31, 2008 (commencement of operations) to August 31, 2008, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

October 17, 2011

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the Fidelity Central Investment Portfolios LLC and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 221 funds advised by FMR or an affiliate. Mr. Curvey oversees 424 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Board Structure and Oversight Function. James C. Curvey is an interested person (as defined in the 1940 Act) and currently serves as Acting Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Ned C. Lautenbach serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's equity and high income funds and another Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds. The asset allocation funds may invest in Fidelity funds overseen by the fund's Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees. In addition, the Independent Trustees have worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. For example, a working group comprised of Independent Trustees and FMR has worked and continues to work to review the Fidelity funds' valuation-related activities, reporting and risk management. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

Trustees and Officers - continued

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
James C. Curvey (76)

Year of Election or Appointment: 2007

Mr. Curvey is Trustee and Acting Chairman of the Board of Trustees of certain Trusts. Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

Ronald P. O'Hanley (54)

Year of Election or Appointment: 2011

Mr. O'Hanley is Director of FMR Co., Inc. (2010-present), Director of Fidelity Investments Money Management, Inc. (2010-present), Director of Fidelity Research & Analysis Company (2010-present), President of Fidelity Asset Management and Corporate Services and a member of Fidelity's Executive Committee (2010-present). Previously, Mr. O'Hanley served as President and Chief Executive Officer of BNY Mellon Asset Management (2007-2010). Mr. O'Hanley also served as Vice Chairman of Bank New York Mellon Corp. and a member of that firm's Executive Committee. Prior to the 2007 merger of The Bank of New York and Mellon Financial Corporation, he was Vice Chairman of Mellon Financial Corporation and President and Chief Executive Officer of Mellon Asset Management. He joined Mellon in February 1997. Mr. O'Hanley currently serves as Chairman of the Boston Public Library Foundation Board of Directors and sits on the Board of Directors of Beth Israel Deaconess Medical Center, the Board of Trustees of the Marine Biological Laboratory and the Advisory Board of the Maxwell School of Citizenship and Public Administration at Syracuse University. Mr. O'Hanley also chairs the Council on Asset Management for the Financial Services Roundtable and is a member of the Board of Directors of Institutional Investor's U.S. Institute.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the Fidelity Central Investment Portfolios LLC or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Trustees and Officers - continued

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Dennis J. Dirks (63)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), and as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008). Mr. Dirks is a member of the Independent Directors Council (IDC) Governing Council (2010-Present) and Board of Directors for The Brookville Center for Children's Services, Inc. (2009-present).

Alan J. Lacy (57)

Year of Election or Appointment: 2008

Mr. Lacy serves as Senior Adviser (2007-present) of Oak Hill Capital Partners, L.P. (private equity). Mr. Lacy also served as Chief Executive Officer (2000-2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation and Sears, Roebuck and Co. (retail). In addition, Mr. Lacy serves as a member of the Board of Directors of Dave & Buster's, Inc. (restaurant and entertainment complexes, 2010-present), The Hillman Companies, Inc. (hardware wholesalers, 2010-present), and Bristol-Myers Squibb Company (global pharmaceuticals, 2007-present). Mr. Lacy is a member of the Board of Trustees of The National Parks Conservation Association (2006-Present). Previously, Mr. Lacy served as Chairman of the Board of Trustees of the National Parks Conservation Association (2008-2011) and as a member of the Board of Directors for the Western Union Company (global money transfer, 2006-2011).

Ned C. Lautenbach (67)

Year of Election or Appointment: 2004

Mr. Lautenbach is Chairman of the Independent Trustees of the Equity and High Income Funds (2006-present). Mr. Lautenbach currently serves as the Lead Director of the Eaton Corporation Board of Directors (diversified industrial, 1997-present). Mr. Lautenbach is also a member of the Board of Directors of the Philharmonic Center for the Arts in Naples, Florida (1999-present); a member of the Board of Trustees of Fairfield University (2005-present); and a member of the Council on Foreign Relations (1994-present). Previously, Mr. Lautenbach was a Partner/Advisory Partner at Clayton, Dubilier & Rice, LLC (private equity investment, 1998-2010), as well as a Director of Sony Corporation (2006-2007).

Joseph Mauriello (66)

Year of Election or Appointment: 2008

Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Group plc. (global insurance and re-insurance, 2006-present) and of Arcadia Resources Inc. (health care services and products, 2007-present). Previously, Mr. Mauriello served as a Director of the Hamilton Funds of the Bank of New York (2006-2007).

Robert W. Selander (60)

Year of Election or Appointment: 2011

Previously, Mr. Selander served as a Member of the Advisory Board of Fidelity's Equity and High Income Funds (2011), Executive Vice Chairman (2010), Chief Executive Officer (2009-2010), and President and Chief Executive Officer (1997-2009) of Mastercard, Inc.

Cornelia M. Small (67)

Year of Election or Appointment: 2005

Ms. Small is a member of the Board of Directors of the Teagle Foundation (2009-present). Ms. Small is also a member of the Investment Committee, and Chair (2008-present) and a member of the Board of Trustees of Smith College. In addition, Ms. Small serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson of the Investment Committee (2002-2008) of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

William S. Stavropoulos (72)

Year of Election or Appointment: 2004

Mr. Stavropoulos is Vice Chairman of the Independent Trustees of the Equity and High Income Funds (2006-present). Mr. Stavropoulos serves as President and Founder of the Michigan Baseball Foundation, the Great Lakes Loons (2007-present). Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President, CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, Mr. Stavropoulos is Chairman of Univar (global distributor of commodity and specialty chemicals, 2010-present), a Director of Teradata Corporation (data warehousing and technology solutions, 2008-present), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate), Tyco International, Inc. (multinational manufacturing and services, 2007-present), and a member of the Advisory Board for Metalmark Capital (private equity investment, 2005-present). Mr. Stavropoulos is a special advisor to Clayton, Dubilier & Rice, LLC (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science.

David M. Thomas (62)

Year of Election or Appointment: 2008

Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions). In addition, Mr. Thomas serves as a member of the Board of Directors of Fortune Brands, Inc. (consumer products), and Interpublic Group of Companies, Inc. (marketing communication, 2004-present).

Michael E. Wiley (60)

Year of Election or Appointment: 2008

Mr. Wiley also serves as a Director of Asia Pacific Exploration Consolidated (international oil and gas exploration and production, 2008-present). Mr. Wiley serves as a Director of Tesoro Corporation (independent oil refiner and marketer, 2005-present), and a Director of Bill Barrett Corporation (exploration and production, 2005-present). In addition, Mr. Wiley also serves as a Director of Post Oak Bank (privately-held bank, 2004-present). Previously, Mr. Wiley served as a member of the Board of Trustees of the University of Tulsa (2000-2006; 2007-2010), as a Senior Energy Advisor of Katzenbach Partners, LLC (consulting, 2006-2007), as an Advisory Director of Riverstone Holdings (private investment), Chairman, President, and CEO of Baker Hughes, Inc. (oilfield services, 2000-2004), and as Director of Spinnaker Exploration Company (exploration and production, 2001-2005).

Annual Report

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Advisory Board Members and Executive Officers:

Correspondence intended for each executive officer, Edward C. Johnson 3d, and Peter S. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (81)

Year of Election or Appointment: 2011

Member of the Advisory Board of Fidelity's Equity and High Income Funds. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR LLC, and also serves as Chairman and Director of FIL Limited. Previously, Mr. Johnson served as a Trustee and Chairman of the Board of certain Fidelity Trusts, Chairman and a Director of FMR, Chairman and a Director of FMR Co., Inc., and President of FMR LLC (2006-2007).

Peter S. Lynch (67)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity's Equity and High Income Funds. Mr. Lynch is Vice Chairman and a Director of FMR and FMR Co., Inc. In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

Kenneth B. Robins (42)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Equity and High Income Funds. Mr. Robins also serves as President and Treasurer (2010-present) and Assistant Treasurer (2009-present) of other Fidelity funds and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Brian B. Hogan (46)

Year of Election or Appointment: 2009

Vice President of Equity and High Income Funds. Mr. Hogan also serves as President of FMR's Equity Division (2009-present). Previously, Mr. Hogan served as Senior Vice President, Equity Research of FMR (2006-2009) and as a portfolio manager.

Thomas C. Hense (47)

Year of Election or Appointment: 2008 or 2010

Vice President of Fidelity's High Income (2008), Small Cap (2008), and Value (2010) Funds. Previously, Mr. Hense served as a portfolio manager for Fidelity's Institutional Money Management Group (Pyramis) (2003-2008).

Scott C. Goebel (43)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary of Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); employed by FMR LLC or an affiliate (2001-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

William C. Coffey (42)

Year of Election or Appointment: 2009

Assistant Secretary of Fidelity's Equity and High Income Funds. Mr. Coffey also serves as Senior Vice President and Deputy General Counsel of FMR LLC (2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Holly C. Laurent (57)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present) and is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (52)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Kenneth A. Rathgeber (64)

Year of Election or Appointment: 2004

Chief Compliance Officer of Fidelity's Equity and High Income Funds. Mr. Rathgeber is Chief Compliance Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present), Fidelity Management & Research (Japan) Inc. (2008-present), FMR (2005-present), FMR Co., Inc. (2005-present), Fidelity Management & Research (U.K.) Inc. (2005-present), Fidelity Research & Analysis Company (2005-present), Fidelity Investments Money Management, Inc. (2005-present), Pyramis Global Advisors, LLC (2005-present), and Strategic Advisers, Inc. (2005-present).

Jeffrey S. Christian (49)

Year of Election or Appointment: 2009

Deputy Treasurer of the Fidelity funds. Mr. Christian is an employee of Fidelity Investments. Previously, Mr. Christian served as Chief Financial Officer (2008-2009) of certain Fidelity funds and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2004-2009).

Bryan A. Mehrmann (50)
Year of Election or Appointment: 2005 Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments.
Adrien E. Deberghes (44)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Equity and High Income Funds. Mr. Deberghes also serves as Vice President and Assistant Treasurer of Fidelity Rutland Square Trust II and Fidelity Commonwealth Trust II (2011-present), Assistant Treasurer of other Fidelity funds (2010-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephanie J. Dorsey (42)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Equity and High Income Funds. Ms. Dorsey also serves as Deputy Treasurer of other Fidelity funds (2008-present) and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

John R. Hebble (53)

Year of Election or Appointment: 2009

Assistant Treasurer of Fidelity's Equity and High Income Funds. Mr. Hebble also serves as President (2011-present), Treasurer, and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present), President and Treasurer of other Fidelity funds (2008-present) and is an employee of Fidelity Investments.

Gary W. Ryan (53)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Jonathan Davis (43)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is also Assistant Treasurer of Fidelity Rutland Square Trust II and Fidelity Commonwealth Trust II. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity High Income Central Fund 2

Each year, the Board of Directors, including the Independent Directors (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Directors' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees, each composed of Independent Directors with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its July 2011 meeting, the Board of Directors, including the Independent Directors, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Directors' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of the fund and its shareholders and that the lack of compensation payable under the management contract is fair and reasonable.

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR Co., Inc., and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Directors also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, including its size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, training, managing, and compensating investment personnel. The Board also noted that FMR has devoted increased resources to non-U.S. offices. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities which allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and enhancers. The Board also believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools which permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in their deliberations, the Board considered the Investment Advisers' trading capabilities and resources which are an integral part of the investment management process.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory and administrative services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the investment adviser's supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, and the use of "soft" commission dollars to pay for research services.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. The Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance, but did not consider performance to be a material factor in its decision to renew the fund's Advisory Contracts. The Board noted that the fund is designed to offer a liquid investment option for other investment companies and accounts managed by Fidelity Management & Research Company (FMR) or its affiliates and ultimately to enhance the performance of those investment companies and accounts.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered that while the fund does not pay a management fee, FMR pays a management fee on behalf of the fund. The Board also noted that FMR bears all expenses of the fund, except expenses related to the fund's investment activities (primarily custody expenses). Based on its review, the Board concluded that the management fee paid on behalf of the fund and the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Annual Report

Costs of the Services and Profitability. The Board considered the level of Fidelity's profits in respect of all the Fidelity funds, as well as the profitability of each fund that invests in this fund.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR bears all expenses of the fund, except expenses related to the fund's investment activities.

Economies of Scale. The Board concluded that because the fund pays no advisory fees and FMR bears all expenses of the fund, except expenses related to the fund's investment activities, economies of scale cannot be realized by the fund.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance, and Fidelity's long-term strategies for certain funds; (ii) portfolio manager changes that have occurred during the past year and length of portfolio manager tenure for different categories of funds over time; (iii) Fidelity's compensation structure for portfolio managers and other key personnel and strategies for attracting and retaining non-investment personnel; (iv) the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (v) historical trends in Fidelity's realization of fall-out benefits; (vi) Fidelity's group fee structures and the rationale for the individual fee rates of certain funds; (vii) fund profitability methodology and the impact of certain factors on fund profitability results; (viii) trends regarding industry use of performance fee structures and Fidelity's compliance practices with respect to performance adjustment calculations; (ix) the fee structures in place for certain other Fidelity clients; and (x) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expense ratios for certain funds and classes.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Fidelity® Specialized High Income
Central Fund

Annual Report

August 31, 2011

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

SHI-ANN-1011
1.820817.106

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended August 31, 2011	Past 1 year	Past 5 years	Life of Fund A
Fidelity® Specialized High Income Central Fund	7.61%	7.62%	7.21%

A From September 20, 2005.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Specialized High Income Central Fund on September 20, 2005, when the fund started. The chart shows how the value of your investment would have changed, and also shows how The BofA Merrill LynchSM BB US High Yield Constrained Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: High-yield bonds posted a solid gain for the year ending August 31, 2011, with The BofA Merrill LynchSM US High Yield Constrained Index returning 8.15%. By comparison, stocks gained 18.50%, as measured by the S&P 500® Index, and investment-grade debt rose 4.62%, according to the Barclays Capital® U.S. Aggregate Bond Index. The entire rise in the high-yield index occurred during the period's first half, sparked by healthy corporate earnings, plentiful liquidity and continued low default rates. Companies took advantage of historically low interest rates to refinance and extend their bond maturities. This led to record new issuance at the same time that high-yield bonds attracted demand from yield-hungry investors, helping push bond prices higher. The backdrop began to change in March, however, due to unrest in the Middle East and the natural disaster in Japan. After dissipating in April and May, volatility returned late in the period in response to weakening U.S. economic data, the political stalemate over the federal debt ceiling, continued geopolitical strife, the ongoing sovereign debt crisis in Europe and the early-August downgrade by Standard & Poor's of the long-term sovereign credit rating on the United States. Technical factors of supply and demand turned decidedly negative in August, fueling the largest monthly drop in the index since November 2008.

Comments from Matthew Conti, Portfolio Manager of Fidelity® Specialized High Income Central Fund: For the year ending August 31, 2011, the fund returned 7.61%, close to the 7.81% return of The BofA Merrill LynchSM BB US High Yield Constrained Index. At the industry level, strong security selection within diversified financial services, technology and utilities helped performance relative to the index, as did underweighting banks and thrifts. Conversely, fund results were curtailed by poor security selection in the non-air/rail transportation industry and a lack of exposure to the top-performing insurance group. The fund's modest cash position also held back returns. In terms of individual names, the largest relative contributor was an outsized position in Houston-based utility NSG Holdings, followed by out-of-benchmark investments in telecommunications equipment maker Lucent Technologies - now part of Alcatel-Lucent - and student loan provider SLM (Sallie Mae), no representation in paper company and index component Sino Forest, and an overweighting in Royal Caribbean Cruises. On the down side, not owning two outperforming index components - energy company El Paso and insurance giant American International Group (AIG) - hurt, as did overweightings in Greek shipping company Navios Maritime, document management services firm Xerox and retailer Sears Holdings. Some of the securities mentioned here were not held at period end.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2011 to August 31, 2011).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio	Beginning Account Value March 1, 2011	Ending Account Value August 31, 2011	Expenses Paid During Period* March 1, 2011 to August 31, 2011
Actual	.0021%	$ 1,000.00	$ 998.10	$ .01
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,025.19	$ .01

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Top Five Holdings as of August 31, 2011
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
International Lease Finance Corp.	4.7	4.1
Icahn Enterprises LP/Icahn Enterprises Finance Corp.	4.2	3.5
Ford Motor Credit Co. LLC	3.4	2.7
Nextel Communications, Inc.	2.9	2.7
The AES Corp.	2.2	1.5
	17.4
Top Five Market Sectors as of August 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Telecommunications	11.5	12.1
Energy	10.8	8.9
Diversified Financial Services	10.6	10.0
Automotive	8.6	5.5
Electric Utilities	8.1	7.1
Quality Diversification (% of fund's net assets)
As of August 31, 2011	As of February 28, 2011
BBB 3.4%	BBB 6.1%
BB 71.5%	BB 67.2%
B 16.3%	B 19.7%
Not Rated 0.0% †	Not Rated 0.6%
Equities 0.0%	Equities 1.3%
Short-Term Investments and Net Other Assets 8.8%	Short-Term Investments and Net Other Assets 5.1%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)
As of August 31, 2011 *		As of February 28, 2011 **
	Interfund Loans 0.0%		Interfund Loans 1.3%
	Nonconvertible Bonds 86.4%		Nonconvertible Bonds 89.6%
	Floating Rate Loans 4.8%		Floating Rate Loans 4.0%
	Short-Term Investments and Net Other Assets 8.8%		Short-Term Investments and Net Other Assets 5.1%
* Foreign investments	12.6%	** Foreign investments	10.3%
† Amount represents less than 0.1%

Annual Report

Investments August 31, 2011

Showing Percentage of Net Assets

Nonconvertible Bonds - 86.4%
	Principal Amount	Value
Aerospace - 1.1%
BE Aerospace, Inc.:
6.875% 10/1/20	$ 1,250,000	$ 1,275,000
8.5% 7/1/18	2,255,000	2,424,125
Huntington Ingalls Industries, Inc. 6.875% 3/15/18 (a)	935,000	874,225
		4,573,350
Air Transportation - 2.9%
Continental Airlines, Inc.:
pass-thru trust certificates 9.798% 4/1/21	732,381	758,015
6.75% 9/15/15 (a)	2,535,000	2,468,330
Continental Airlines, Inc. 9.25% 5/10/17	362,245	362,245
Delta Air Lines, Inc. pass-thru trust certificates:
6.375% 1/2/16	690,000	648,600
6.75% 11/23/15	690,000	627,900
8.021% 8/10/22	2,495,314	2,495,314
8.954% 8/10/14	371,821	375,539
Northwest Airlines, Inc. pass-thru trust certificates 8.028% 11/1/17	1,418,316	1,361,583
United Air Lines, Inc. pass-thru trust certificates:
Class B, 7.336% 7/2/19	1,233,956	1,110,560
9.75% 1/15/17	1,658,623	1,816,192
12% 1/15/16 (a)	268,970	291,832
		12,316,110
Automotive - 6.5%
Dana Holding Corp.:
6.5% 2/15/19	2,215,000	2,148,550
6.75% 2/15/21	580,000	562,600
Delphi Corp.:
5.875% 5/15/19 (a)	4,170,000	4,044,900
6.125% 5/15/21 (a)	3,330,000	3,230,100
Ford Motor Co. 7.45% 7/16/31	2,485,000	2,718,066
Ford Motor Credit Co. LLC:
5% 5/15/18	1,445,000	1,401,130
5.625% 9/15/15	1,310,000	1,347,663
5.875% 8/2/21	1,305,000	1,307,726
6.625% 8/15/17	5,835,000	6,068,400
7% 4/15/15	1,630,000	1,735,950
8% 12/15/16	2,350,000	2,605,673
		27,170,758
Banks & Thrifts - 0.3%
Fifth Third Capital Trust IV 6.5% 4/15/67 (b)	1,570,000	1,456,175
Nonconvertible Bonds - continued
	Principal Amount	Value
Broadcasting - 0.5%
Citadel Broadcasting Corp. 7.75% 12/15/18 (a)	$ 2,120,000	$ 2,284,300
Building Materials - 1.6%
Building Materials Corp. of America:
6.75% 5/1/21 (a)	2,690,000	2,609,300
6.875% 8/15/18 (a)	4,315,000	4,325,788
		6,935,088
Cable TV - 3.5%
CCO Holdings LLC/CCO Holdings Capital Corp.:
6.5% 4/30/21	2,555,000	2,497,513
7% 1/15/19	2,835,000	2,863,350
CSC Holdings LLC:
8.5% 6/15/15	2,220,000	2,375,400
8.625% 2/15/19	1,720,000	1,896,300
Unitymedia Hessen GmbH & Co. KG / Unitymedia NRW GmbH 8.125% 12/1/17 (a)	3,010,000	3,047,625
UPCB Finance III Ltd. 6.625% 7/1/20 (a)	1,985,000	1,935,375
		14,615,563
Capital Goods - 1.3%
Amsted Industries, Inc. 8.125% 3/15/18 (a)	1,575,000	1,630,125
Griffon Corp. 7.125% 4/1/18	1,765,000	1,659,100
SPX Corp. 6.875% 9/1/17	1,950,000	2,028,000
		5,317,225
Chemicals - 0.9%
Celanese US Holdings LLC 6.625% 10/15/18	1,655,000	1,737,750
LBI Escrow Corp. 8% 11/1/17 (a)	2,014,000	2,235,540
		3,973,290
Containers - 0.5%
Ardagh Packaging Finance PLC 7.375% 10/15/17 (a)	1,795,000	1,754,613
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) 7.875% 8/15/19 (a)	400,000	394,000
		2,148,613
Diversified Financial Services - 10.6%
Aircastle Ltd. 9.75% 8/1/18	2,735,000	2,837,563
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
7.75% 1/15/16	11,045,000	11,155,438
8% 1/15/18	6,470,000	6,534,700
ILFC E-Capital Trust II 6.25% 12/21/65 (a)(b)	460,000	340,400
International Lease Finance Corp.:
5.65% 6/1/14	4,040,000	3,832,950
Nonconvertible Bonds - continued
	Principal Amount	Value
Diversified Financial Services - continued
International Lease Finance Corp.: - continued
5.75% 5/15/16	$ 560,000	$ 515,200
6.25% 5/15/19	1,815,000	1,641,098
6.75% 9/1/16 (a)	745,000	756,175
7.125% 9/1/18 (a)	1,560,000	1,583,400
8.625% 9/15/15	5,280,000	5,412,000
8.75% 3/15/17	4,135,000	4,238,375
8.875% 9/1/17	1,820,000	1,870,050
Reliance Intermediate Holdings LP 9.5% 12/15/19 (a)	1,545,000	1,637,700
Reynolds Group DL Escrow LLC 8.5% 10/15/16 (a)	1,995,000	2,024,925
WM Finance Corp. 9.5% 6/15/16 (a)	165,000	167,475
		44,547,449
Electric Utilities - 8.1%
Calpine Construction Finance Co. LP 8% 6/1/16 (a)	4,140,000	4,305,600
Intergen NV 9% 6/30/17 (a)	4,290,000	4,450,875
IPALCO Enterprises, Inc.:
5% 5/1/18 (a)	500,000	493,050
7.25% 4/1/16 (a)	2,175,000	2,329,910
Mirant Americas Generation LLC 8.5% 10/1/21	290,000	274,050
NSG Holdings II, LLC 7.75% 12/15/25 (a)	7,700,000	7,469,000
NV Energy, Inc. 6.25% 11/15/20	1,855,000	1,997,687
Otter Tail Corp. 9% 12/15/16	1,300,000	1,423,500
Puget Energy, Inc. 6.5% 12/15/20	1,505,000	1,520,050
The AES Corp.:
7.375% 7/1/21 (a)	3,295,000	3,327,950
7.75% 10/15/15	3,020,000	3,163,450
8% 10/15/17	1,710,000	1,812,600
9.75% 4/15/16	1,305,000	1,442,025
		34,009,747
Energy - 10.8%
AmeriGas Partners LP/AmeriGas Finance Corp.:
6.25% 8/20/19	730,000	709,925
6.5% 5/20/21	740,000	725,200
Chesapeake Energy Corp. 6.875% 11/15/20	3,255,000	3,434,025
Denbury Resources, Inc. 6.375% 8/15/21	2,940,000	2,859,150
Drummond Co., Inc. 7.375% 2/15/16	1,810,000	1,828,100
Energy Transfer Equity LP 7.5% 10/15/20	2,960,000	3,034,000
Exterran Holdings, Inc. 7.25% 12/1/18 (a)	4,060,000	3,897,600
Ferrellgas LP/Ferrellgas Finance Corp. 6.5% 5/1/21	2,101,000	1,885,648
Frac Tech Services LLLC/Frac Tech Finance, Inc. 7.125% 11/15/18 (a)	1,145,000	1,162,175
Nonconvertible Bonds - continued
	Principal Amount	Value
Energy - continued
Frontier Oil Corp.:
6.875% 11/15/18	$ 3,625,000	$ 3,733,750
8.5% 9/15/16	3,320,000	3,502,600
Hornbeck Offshore Services, Inc. 8% 9/1/17	855,000	846,450
Inergy LP/Inergy Finance Corp.:
6.875% 8/1/21 (a)	330,000	320,100
7% 10/1/18	1,855,000	1,799,350
Kinder Morgan Finance Co. LLC 6% 1/15/18 (a)	2,235,000	2,218,238
Oil States International, Inc. 6.5% 6/1/19 (a)	990,000	987,525
Pan American Energy LLC 7.875% 5/7/21 (a)	2,840,000	2,939,400
Pioneer Natural Resources Co.:
6.65% 3/15/17	4,025,000	4,367,125
7.5% 1/15/20	1,255,000	1,411,875
Precision Drilling Corp.:
6.5% 12/15/21 (a)	100,000	101,000
6.625% 11/15/20	3,830,000	3,849,150
		45,612,386
Environmental - 2.0%
Covanta Holding Corp. 7.25% 12/1/20	8,090,000	8,231,389
Food & Drug Retail - 0.6%
Albertsons, Inc.:
7.45% 8/1/29	2,495,000	1,971,050
8% 5/1/31	885,000	730,125
		2,701,175
Gaming - 2.2%
Scientific Games Corp. 7.875% 6/15/16 (a)	2,650,000	2,683,125
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 7.75% 8/15/20	6,175,000	6,684,438
		9,367,563
Healthcare - 6.1%
Endo Pharmaceuticals Holdings, Inc.:
7% 7/15/19 (a)	3,515,000	3,558,938
7.25% 1/15/22 (a)	525,000	531,563
HCA, Inc.:
6.5% 2/15/20	1,435,000	1,442,175
7.25% 9/15/20	70,000	71,050
8.5% 4/15/19	1,290,000	1,393,200
9.875% 2/15/17	172,000	188,340
Mylan, Inc.:
6% 11/15/18 (a)	510,000	501,075
Nonconvertible Bonds - continued
	Principal Amount	Value
Healthcare - continued
Mylan, Inc.: - continued
7.625% 7/15/17 (a)	$ 660,000	$ 693,000
Omega Healthcare Investors, Inc.:
6.75% 10/15/22	575,000	550,563
7% 1/15/16	4,130,000	4,222,925
7.5% 2/15/20	645,000	661,125
Senior Housing Properties Trust 6.75% 4/15/20	3,490,000	3,883,051
Valeant Pharmaceuticals International:
6.5% 7/15/16 (a)	3,150,000	2,945,250
6.75% 8/15/21 (a)	460,000	409,400
6.875% 12/1/18 (a)	4,790,000	4,454,700
7% 10/1/20 (a)	130,000	119,600
		25,625,955
Homebuilders/Real Estate - 0.9%
CB Richard Ellis Services, Inc. 6.625% 10/15/20	2,190,000	2,124,300
MPT Operating Partnership LP/MPT Finance Corp. 6.875% 5/1/21 (a)	1,635,000	1,536,900
		3,661,200
Hotels - 0.4%
Host Hotels & Resorts, Inc.:
5.875% 6/15/19 (a)	750,000	742,500
6% 11/1/20	380,000	369,550
9% 5/15/17	485,000	533,500
		1,645,550
Leisure - 2.5%
GWR Operating Partnership LLP/Great Wolf Finance Corp. 10.875% 4/1/17	2,770,000	2,894,650
Royal Caribbean Cruises Ltd.:
7.25% 3/15/18	500,000	515,600
yankee:
7.25% 6/15/16	5,305,000	5,411,100
7.5% 10/15/27	1,575,000	1,480,500
		10,301,850
Metals/Mining - 2.0%
Alpha Natural Resources, Inc.:
6% 6/1/19	745,000	741,275
6.25% 6/1/21	510,000	504,900
Boart Longyear Management Pty Ltd. 7% 4/1/21 (a)	1,250,000	1,237,500
CONSOL Energy, Inc.:
8% 4/1/17	2,010,000	2,120,550
Nonconvertible Bonds - continued
	Principal Amount	Value
Metals/Mining - continued
CONSOL Energy, Inc.: - continued
8.25% 4/1/20	$ 1,305,000	$ 1,389,825
Drummond Co., Inc. 9% 10/15/14 (a)	315,000	325,238
Vedanta Resources PLC:
6.75% 6/7/16 (a)	1,815,000	1,687,950
8.25% 6/7/21 (a)	515,000	484,100
		8,491,338
Services - 1.0%
Audatex North America, Inc. 6.75% 6/15/18 (a)	1,005,000	994,950
FTI Consulting, Inc.:
6.75% 10/1/20	1,610,000	1,577,800
7.75% 10/1/16	1,475,000	1,504,500
		4,077,250
Shipping - 1.5%
Navios Maritime Holdings, Inc. 8.875% 11/1/17	5,395,000	4,963,400
Overseas Shipholding Group, Inc.:
7.5% 2/15/24	525,000	371,438
8.125% 3/30/18	1,125,000	956,250
		6,291,088
Steel - 1.2%
Steel Dynamics, Inc.:
6.75% 4/1/15	3,100,000	3,131,000
7.625% 3/15/20	1,710,000	1,744,200
		4,875,200
Super Retail - 2.6%
AutoNation, Inc. 6.75% 4/15/18	490,000	507,150
Sears Holdings Corp. 6.625% 10/15/18	3,155,000	2,610,763
Toys 'R' Us Property Co. II LLC 8.5% 12/1/17	7,065,000	7,188,638
Toys 'R' Us, Inc. 7.375% 9/1/16 (a)	550,000	533,500
		10,840,051
Technology - 3.9%
Advanced Micro Devices, Inc. 7.75% 8/1/20	6,845,000	6,913,450
Amkor Technology, Inc.:
6.625% 6/1/21 (a)	855,000	803,700
7.375% 5/1/18	4,160,000	4,160,000
Seagate HDD Cayman:
6.875% 5/1/20	895,000	854,725
7% 11/1/21 (a)	475,000	422,750
Nonconvertible Bonds - continued
	Principal Amount	Value
Technology - continued
Seagate HDD Cayman: - continued
7.75% 12/15/18 (a)	$ 1,495,000	$ 1,480,050
Seagate Technology HDD Holdings 6.8% 10/1/16	1,815,000	1,824,075
		16,458,750
Telecommunications - 10.9%
EH Holding Corp. 6.5% 6/15/19 (a)	2,975,000	2,975,000
Equinix, Inc.:
7% 7/15/21	920,000	938,400
8.125% 3/1/18	4,060,000	4,303,600
Frontier Communications Corp. 8.125% 10/1/18	2,355,000	2,437,425
Nextel Communications, Inc.:
5.95% 3/15/14	925,000	906,500
6.875% 10/31/13	5,360,000	5,326,500
7.375% 8/1/15	5,890,000	5,794,288
NII Capital Corp.:
8.875% 12/15/19	980,000	1,048,600
10% 8/15/16	2,005,000	2,255,625
Qwest Communications International, Inc.:
7.125% 4/1/18	1,220,000	1,281,000
8% 10/1/15	2,330,000	2,487,275
Sprint Capital Corp.:
6.9% 5/1/19	675,000	664,875
8.75% 3/15/32	535,000	548,375
Sprint Nextel Corp. 6% 12/1/16	3,723,000	3,583,388
U.S. West Communications 7.5% 6/15/23	2,500,000	2,462,500
VimpelCom Holdings BV:
4.2465% 6/29/14 (a)(b)	1,820,000	1,801,800
6.2546% 3/1/17 (a)	3,280,000	3,124,200
7.5043% 3/1/22 (a)	1,470,000	1,402,013
Wind Acquisition Finance SA 7.25% 2/15/18 (a)	2,440,000	2,287,500
		45,628,864
TOTAL NONCONVERTIBLE BONDS (Cost $357,648,000)		363,157,277
Floating Rate Loans - 4.8%
	Principal Amount	Value
Automotive - 2.1%
Chrysler Group LLC Tranche B, term loan 6% 5/24/17 (b)	$ 2,095,000	$ 1,875,025
Federal-Mogul Corp.:
Tranche B, term loan 2.1392% 12/27/14 (b)	4,812,946	4,367,749
Tranche C, term loan 2.1464% 12/27/15 (b)	2,670,066	2,423,085
		8,665,859
Broadcasting - 0.0%
AMC Networks, Inc. Tranche B, term loan 4% 12/31/18 (b)	115,000	110,400
Capital Goods - 0.3%
Husky Intermediate, Inc. Tranche B, term loan 6.5% 6/30/18 (b)	1,405,000	1,347,044
Chemicals - 0.3%
Ashland, Inc. Tranche B, term loan 3.75% 8/23/18 (b)	1,270,000	1,247,775
Consumer Products - 0.2%
Visant Corp. Tranche B, term loan 5.25% 12/22/16 (b)	1,029,825	942,290
Food & Drug Retail - 0.2%
SUPERVALU, Inc. Tranche B 3LN, term loan 4.5% 4/29/18 (b)	718,200	671,517
Gaming - 0.4%
Ameristar Casinos, Inc. Tranche B, term loan 4% 4/14/18 (b)	468,825	450,072
Las Vegas Sands LLC:
Tranche B, term loan 2.72% 11/23/16 (b)	962,744	889,335
Tranche I, term loan 2.72% 11/23/16 (b)	193,497	178,743
		1,518,150
Publishing/Printing - 0.4%
Newsday LLC term loan 10.5% 8/1/13	1,535,000	1,581,050
Shipping - 0.1%
Swift Transportation Co. LLC Tranche B, term loan 6% 12/21/16 (b)	311,307	298,855
Super Retail - 0.2%
Neiman Marcus Group, Inc. Tranche B, term loan 4.75% 5/16/18 (b)	1,155,000	1,074,150
Floating Rate Loans - continued
	Principal Amount	Value
Telecommunications - 0.6%
MetroPCS Wireless, Inc. Tranche B 3LN, term loan 4% 3/17/18 (b)	$ 1,647,355	$ 1,515,567
TowerCo Finance LLC Tranche B, term loan 5.25% 2/2/17 (b)	1,102,238	1,058,148
		2,573,715
TOTAL FLOATING RATE LOANS (Cost $20,144,792)		20,030,805
Cash Equivalents - 7.2%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 0.05%, dated 8/31/11 due 9/1/11 (Collateralized by U.S. Treasury Obligations) # (Cost $30,249,000)	30,249,042	30,249,000
TOTAL INVESTMENT PORTFOLIO - 98.4% (Cost $408,041,792)		413,437,082
NET OTHER ASSETS (LIABILITIES) - 1.6%		6,888,132
NET ASSETS - 100%		$ 420,325,214
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $109,374,853 or 26.0% of net assets.

(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$30,249,000 due 9/01/11 at 0.05%
Barclays Capital, Inc.	$ 4,021,462
Commerz Markets LLC	1,256,707
Credit Suisse Securities (USA) LLC	7,540,243
HSBC Securities (USA), Inc.	6,283,535
Merrill Lynch, Pierce, Fenner & Smith, Inc.	3,770,121
Mizuho Securities USA, Inc.	5,655,181
Societe Generale	1,721,751
$ 30,249,000
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	87.4%
Netherlands	2.5%
Liberia	1.8%
Canada	1.6%
Cayman Islands	1.6%
Marshall Islands	1.2%
Others (Individually Less Than 1%)	3.9%
100.0%

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	August 31, 2011

Assets
Investment in securities, at value (including repurchase agreements of $30,249,000) - See accompanying schedule: Unaffiliated issuers (cost $408,041,792)		$ 413,437,082
Cash		6,025
Interest receivable		7,026,172
Total assets		420,469,279

Liabilities
Payable for investments purchased	$ 142,535
Distributions payable	73
Other payables and accrued expenses	1,457
Total liabilities		144,065

Net Assets		$ 420,325,214
Net Assets consist of:
Paid in capital		$ 414,929,924
Net unrealized appreciation (depreciation) on investments		5,395,290
Net Assets, for 4,260,469 shares outstanding		$ 420,325,214
Net Asset Value, offering price and redemption price per share ($420,325,214 ÷ 4,260,469 shares)		$ 98.66

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

	Year ended August 31, 2011

Investment Income
Interest (including $22,758 from affiliated interfund lending)		$ 32,387,416

Expenses
Custodian fees and expenses	$ 8,618
Independent directors' compensation	2,430
Miscellaneous	16
Total expenses before reductions	11,064
Expense reductions	(2,774)	8,290
Net investment income (loss)		32,379,126
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		18,470,771
Change in net unrealized appreciation (depreciation) on investment securities		(17,255,608)
Net gain (loss)		1,215,163
Net increase (decrease) in net assets resulting from operations		$ 33,594,289

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended August 31, 2011	Year ended August 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 32,379,126	$ 34,706,212
Net realized gain (loss)	18,470,771	18,233,438
Change in net unrealized appreciation (depreciation)	(17,255,608)	17,885,643
Net increase (decrease) in net assets resulting from operations	33,594,289	70,825,293
Distributions to partners from net investment income	(30,240,648)	(31,303,018)
Affiliated share transactions Proceeds from sales of shares	-	-
Reinvestment of distributions	30,234,444	31,302,136
Cost of shares redeemed	(50,847,009)	(42,968,987)
Net increase (decrease) in net assets resulting from share transactions	(20,612,565)	(11,666,851)
Total increase (decrease) in net assets	(17,258,924)	27,855,424

Net Assets
Beginning of period	437,584,138	409,728,714
End of period	$ 420,325,214	$ 437,584,138
Other Information Shares
Sold	-	-
Issued in reinvestment of distributions	298,656	327,916
Redeemed	(498,998)	(458,492)
Net increase (decrease)	(200,342)	(130,576)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended August 31,	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 98.10	$ 89.24	$ 92.46	$ 97.00	$ 98.47
Income from Investment Operations
Net investment income (loss) B	7.354	7.729	7.598	7.134	7.095
Net realized and unrealized gain (loss)	.073	8.103	(4.053)	(4.802)	(1.570)
Total from investment operations	7.427	15.832	3.545	2.332	5.525
Distributions to partners from net investment income	(6.867)	(6.972)	(6.765)	(6.872)	(6.995)
Net asset value, end of period	$ 98.66	$ 98.10	$ 89.24	$ 92.46	$ 97.00
Total Return A	7.61%	18.23%	4.96%	2.39%	5.61%
Ratios to Average Net Assets D
Expenses before reductions	-% C	-% C	-% C	-% C	-% C
Expenses net of fee waivers, if any	-% C	-% C	-% C	-% C	-% C
Expenses net of all reductions	-% C	-% C	-% C	-% C	-% C
Net investment income (loss)	7.27%	8.12%	9.40%	7.45%	7.10%
Supplemental Data
Net assets, end of period (000 omitted)	$ 420,325	$ 437,584	$ 409,729	$ 410,834	$ 343,017
Portfolio turnover rate	60%	70%	73%	50%	75%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Amount represents less than .01%.

D Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended August 31, 2011

1. Organization.

Fidelity Specialized High Income Central Fund (the Fund) is a fund of Fidelity Central Investment Portfolios LLC (the LLC) and is authorized to issue an unlimited number of shares. The LLC is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware Limited Liability Company. Each fund in the LLC is a separate partnership for tax purposes. Shares of the Fund are only offered to other investment companies and accounts managed by Fidelity Management & Research Company (FMR), or its affiliates (the Investing Funds). The Board of Directors may permit the purchase of shares (for cash, securities or other consideration) and admit new Eligible Accredited Investors into each fund, in accordance with the Partnership Agreement.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Directors to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Directors. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Annual Report

Notes to Financial Statements - continued

2. Significant Accounting Policies - continued

Security Valuation - continued

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds and floating rate loans, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Annual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Partners. No provision has been made for federal income taxes because the Fund allocates, at least annually among its partners, each partner's share of the Fund's income and expenses and capital gains and losses as determined by income tax regulations for inclusion in each partner's tax return.

Distributions are declared daily and paid monthly from net investment income on a book basis, except for certain items such as market discount and term loan fee income which are deemed distributed based on allocations to the partners and are reclassified to paid in capital. Due to the Fund's partnership structure, paid in capital includes any accumulated net investment income/(loss) and net realized gain/(loss) on investments.

There are no unrecognized tax benefits in the accompanying financial statements in connection with the tax positions taken by the Fund. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 15,817,002
Gross unrealized depreciation	(7,456,820)
Net unrealized appreciation (depreciation) on securities and other investments	$ 8,360,182

Tax Cost	$ 405,076,900

New Accounting Pronouncement. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update changes the wording used to describe the requirements in GAAP for measuring fair value and for disclosing information about fair value measurements. The update is effective during interim and annual periods beginning after December 15, 2011. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

3. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in

Annual Report

Notes to Financial Statements - continued

3. Operating Policies - continued

Repurchase Agreements - continued

segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments, including revolving credit facilities, that obligate the Fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $252,765,475 and $282,759,626, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. FMR Co., Inc. (FMRC), an affiliate of FMR, provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's management contract with FMRC, FMR pays FMRC a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract, FMR also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Directors, and certain exceptions such as interest expense.

Annual Report

5. Fees and Other Transactions with Affiliates - continued

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate
Lender	$ 7,012,753.39%

6. Expense Reductions.

FMR has voluntarily agreed to reimburse a portion of the Fund's operating expenses. For the period, the reimbursement reduced the expenses by $2,430.

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $344.

7. Other.

The Fund's organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by FMR or an FMR affiliate were the owners of record of all of the outstanding shares of the Fund.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Directors of Fidelity Central Investment Portfolios LLC and Partners of Fidelity Specialized High Income Central Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Specialized High Income Central Fund (the Fund), a fund of Fidelity Central Investment Portfolios LLC, including the schedule of investments, as of August 31, 2011, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of August 31, 2011, by correspondence with the custodians, agent banks and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Specialized High Income Central Fund as of August 31, 2011, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

October 17, 2011

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the Fidelity Central Investment Portfolios LLC and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 221 funds advised by FMR or an affiliate. Mr. Curvey oversees 424 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Trustees and Officers - continued

Board Structure and Oversight Function. James C. Curvey is an interested person (as defined in the 1940 Act) and currently serves as Acting Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Ned C. Lautenbach serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's equity and high income funds and another Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds. The asset allocation funds may invest in Fidelity funds overseen by the fund's Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees. In addition, the Independent Trustees have worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. For example, a working group comprised of Independent Trustees and FMR has worked and continues to work to review the Fidelity funds' valuation-related activities, reporting and risk management. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
James C. Curvey (76)

Year of Election or Appointment: 2007

Mr. Curvey is Trustee and Acting Chairman of the Board of Trustees of certain Trusts. Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

Ronald P. O'Hanley (54)

Year of Election or Appointment: 2011

Mr. O'Hanley is Director of FMR Co., Inc. (2010-present), Director of Fidelity Investments Money Management, Inc. (2010-present), Director of Fidelity Research & Analysis Company (2010-present), President of Fidelity Asset Management and Corporate Services and a member of Fidelity's Executive Committee (2010-present). Previously, Mr. O'Hanley served as President and Chief Executive Officer of BNY Mellon Asset Management (2007-2010). Mr. O'Hanley also served as Vice Chairman of Bank New York Mellon Corp. and a member of that firm's Executive Committee. Prior to the 2007 merger of The Bank of New York and Mellon Financial Corporation, he was Vice Chairman of Mellon Financial Corporation and President and Chief Executive Officer of Mellon Asset Management. He joined Mellon in February 1997. Mr. O'Hanley currently serves as Chairman of the Boston Public Library Foundation Board of Directors and sits on the Board of Directors of Beth Israel Deaconess Medical Center, the Board of Trustees of the Marine Biological Laboratory and the Advisory Board of the Maxwell School of Citizenship and Public Administration at Syracuse University. Mr. O'Hanley also chairs the Council on Asset Management for the Financial Services Roundtable and is a member of the Board of Directors of Institutional Investor's U.S. Institute.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the Fidelity Central Investment Portfolios LLC or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Dennis J. Dirks (63)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), and as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008). Mr. Dirks is a member of the Independent Directors Council (IDC) Governing Council (2010-Present) and Board of Directors for The Brookville Center for Children's Services, Inc. (2009-present).

Alan J. Lacy (57)

Year of Election or Appointment: 2008

Mr. Lacy serves as Senior Adviser (2007-present) of Oak Hill Capital Partners, L.P. (private equity). Mr. Lacy also served as Chief Executive Officer (2000-2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation and Sears, Roebuck and Co. (retail). In addition, Mr. Lacy serves as a member of the Board of Directors of Dave & Buster's, Inc. (restaurant and entertainment complexes, 2010-present), The Hillman Companies, Inc. (hardware wholesalers, 2010-present), and Bristol-Myers Squibb Company (global pharmaceuticals, 2007-present). Mr. Lacy is a member of the Board of Trustees of The National Parks Conservation Association (2006-Present). Previously, Mr. Lacy served as Chairman of the Board of Trustees of the National Parks Conservation Association (2008-2011) and as a member of the Board of Directors for the Western Union Company (global money transfer, 2006-2011).

Ned C. Lautenbach (67)

Year of Election or Appointment: 2004

Mr. Lautenbach is Chairman of the Independent Trustees of the Equity and High Income Funds (2006-present). Mr. Lautenbach currently serves as the Lead Director of the Eaton Corporation Board of Directors (diversified industrial, 1997-present). Mr. Lautenbach is also a member of the Board of Directors of the Philharmonic Center for the Arts in Naples, Florida (1999-present); a member of the Board of Trustees of Fairfield University (2005-present); and a member of the Council on Foreign Relations (1994-present). Previously, Mr. Lautenbach was a Partner/Advisory Partner at Clayton, Dubilier & Rice, LLC (private equity investment, 1998-2010), as well as a Director of Sony Corporation (2006-2007).

Joseph Mauriello (66)

Year of Election or Appointment: 2008

Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Group plc. (global insurance and re-insurance, 2006-present) and of Arcadia Resources Inc. (health care services and products, 2007-present). Previously, Mr. Mauriello served as a Director of the Hamilton Funds of the Bank of New York (2006-2007).

Robert W. Selander (60)

Year of Election or Appointment: 2011

Previously, Mr. Selander served as a Member of the Advisory Board of Fidelity's Equity and High Income Funds (2011), Executive Vice Chairman (2010), Chief Executive Officer (2009-2010), and President and Chief Executive Officer (1997-2009) of Mastercard, Inc.

Cornelia M. Small (67)

Year of Election or Appointment: 2005

Ms. Small is a member of the Board of Directors of the Teagle Foundation (2009-present). Ms. Small is also a member of the Investment Committee, and Chair (2008-present) and a member of the Board of Trustees of Smith College. In addition, Ms. Small serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson of the Investment Committee (2002-2008) of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

William S. Stavropoulos (72)

Year of Election or Appointment: 2004

Mr. Stavropoulos is Vice Chairman of the Independent Trustees of the Equity and High Income Funds (2006-present). Mr. Stavropoulos serves as President and Founder of the Michigan Baseball Foundation, the Great Lakes Loons (2007-present). Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President, CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, Mr. Stavropoulos is Chairman of Univar (global distributor of commodity and specialty chemicals, 2010-present), a Director of Teradata Corporation (data warehousing and technology solutions, 2008-present), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate), Tyco International, Inc. (multinational manufacturing and services, 2007-present), and a member of the Advisory Board for Metalmark Capital (private equity investment, 2005-present). Mr. Stavropoulos is a special advisor to Clayton, Dubilier & Rice, LLC (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science.

David M. Thomas (62)

Year of Election or Appointment: 2008

Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions). In addition, Mr. Thomas serves as a member of the Board of Directors of Fortune Brands, Inc. (consumer products), and Interpublic Group of Companies, Inc. (marketing communication, 2004-present).

Michael E. Wiley (60)

Year of Election or Appointment: 2008

Mr. Wiley also serves as a Director of Asia Pacific Exploration Consolidated (international oil and gas exploration and production, 2008-present). Mr. Wiley serves as a Director of Tesoro Corporation (independent oil refiner and marketer, 2005-present), and a Director of Bill Barrett Corporation (exploration and production, 2005-present). In addition, Mr. Wiley also serves as a Director of Post Oak Bank (privately-held bank, 2004-present). Previously, Mr. Wiley served as a member of the Board of Trustees of the University of Tulsa (2000-2006; 2007-2010), as a Senior Energy Advisor of Katzenbach Partners, LLC (consulting, 2006-2007), as an Advisory Director of Riverstone Holdings (private investment), Chairman, President, and CEO of Baker Hughes, Inc. (oilfield services, 2000-2004), and as Director of Spinnaker Exploration Company (exploration and production, 2001-2005).

Annual Report

Trustees and Officers - continued

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Advisory Board Members and Executive Officers:

Correspondence intended for each executive officer, Edward C. Johnson 3d, and Peter S. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (81)

Year of Election or Appointment: 2011

Member of the Advisory Board of Fidelity's Equity and High Income Funds. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR LLC, and also serves as Chairman and Director of FIL Limited. Previously, Mr. Johnson served as a Trustee and Chairman of the Board of certain Fidelity Trusts, Chairman and a Director of FMR, Chairman and a Director of FMR Co., Inc., and President of FMR LLC (2006-2007).

Peter S. Lynch (67)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity's Equity and High Income Funds. Mr. Lynch is Vice Chairman and a Director of FMR and FMR Co., Inc. In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

Kenneth B. Robins (42)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Equity and High Income Funds. Mr. Robins also serves as President and Treasurer (2010-present) and Assistant Treasurer (2009-present) of other Fidelity funds and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Brian B. Hogan (46)

Year of Election or Appointment: 2009

Vice President of Equity and High Income Funds. Mr. Hogan also serves as President of FMR's Equity Division (2009-present). Previously, Mr. Hogan served as Senior Vice President, Equity Research of FMR (2006-2009) and as a portfolio manager.

Thomas C. Hense (47)

Year of Election or Appointment: 2008 or 2010

Vice President of Fidelity's High Income (2008), Small Cap (2008), and Value (2010) Funds. Previously, Mr. Hense served as a portfolio manager for Fidelity's Institutional Money Management Group (Pyramis) (2003-2008).

Scott C. Goebel (43)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary of Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); employed by FMR LLC or an affiliate (2001-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

William C. Coffey (42)

Year of Election or Appointment: 2009

Assistant Secretary of Fidelity's Equity and High Income Funds. Mr. Coffey also serves as Senior Vice President and Deputy General Counsel of FMR LLC (2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Holly C. Laurent (57)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present) and is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (52)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Kenneth A. Rathgeber (64)

Year of Election or Appointment: 2004

Chief Compliance Officer of Fidelity's Equity and High Income Funds. Mr. Rathgeber is Chief Compliance Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present), Fidelity Management & Research (Japan) Inc. (2008-present), FMR (2005-present), FMR Co., Inc. (2005-present), Fidelity Management & Research (U.K.) Inc. (2005-present), Fidelity Research & Analysis Company (2005-present), Fidelity Investments Money Management, Inc. (2005-present), Pyramis Global Advisors, LLC (2005-present), and Strategic Advisers, Inc. (2005-present).

Jeffrey S. Christian (49)

Year of Election or Appointment: 2009

Deputy Treasurer of the Fidelity funds. Mr. Christian is an employee of Fidelity Investments. Previously, Mr. Christian served as Chief Financial Officer (2008-2009) of certain Fidelity funds and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2004-2009).

Bryan A. Mehrmann (50)
Year of Election or Appointment: 2005 Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments.
Adrien E. Deberghes (44)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Equity and High Income Funds. Mr. Deberghes also serves as Vice President and Assistant Treasurer of Fidelity Rutland Square Trust II and Fidelity Commonwealth Trust II (2011-present), Assistant Treasurer of other Fidelity funds (2010-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephanie J. Dorsey (42)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Equity and High Income Funds. Ms. Dorsey also serves as Deputy Treasurer of other Fidelity funds (2008-present) and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

John R. Hebble (53)

Year of Election or Appointment: 2009

Assistant Treasurer of Fidelity's Equity and High Income Funds. Mr. Hebble also serves as President (2011-present), Treasurer, and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present), President and Treasurer of other Fidelity funds (2008-present) and is an employee of Fidelity Investments.

Gary W. Ryan (53)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Jonathan Davis (43)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is also Assistant Treasurer of Fidelity Rutland Square Trust II and Fidelity Commonwealth Trust II. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Specialized High Income Central Fund

Each year, the Board of Directors, including the Independent Directors (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Directors' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees, each composed of Independent Directors with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its July 2011 meeting, the Board of Directors, including the Independent Directors, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Directors' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of the fund and its shareholders and that the lack of compensation payable under the management contract is fair and reasonable.

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR Co., Inc., and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Directors also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, including its size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, training, managing, and compensating investment personnel. The Board also noted that FMR has devoted increased resources to non-U.S. offices. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities which allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and enhancers. The Board also believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools which permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in their deliberations, the Board considered the Investment Advisers' trading capabilities and resources which are an integral part of the investment management process.

Annual Report

Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory and administrative services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the investment adviser's supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, and the use of "soft" commission dollars to pay for research services.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. The Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance, but did not consider performance to be a material factor in its decision to renew the fund's Advisory Contracts. The Board noted that the fund is designed to offer a liquid investment option for other investment companies and accounts managed by Fidelity Management & Research Company (FMR) or its affiliates and ultimately to enhance the performance of those investment companies and accounts.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered that while the fund does not pay a management fee, FMR pays a management fee on behalf of the fund. The Board also noted that FMR bears all expenses of the fund, except expenses related to the fund's investment activities (primarily custody expenses). Based on its review, the Board concluded that the management fee paid on behalf of the fund and the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Costs of the Services and Profitability. The Board considered the level of Fidelity's profits in respect of all the Fidelity funds, as well as the profitability of each fund that invests in this fund.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR bears all expenses of the fund, except expenses related to the fund's investment activities.

Economies of Scale. The Board concluded that because the fund pays no advisory fees and FMR bears all expenses of the fund, except expenses related to the fund's investment activities, economies of scale cannot be realized by the fund.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance, and Fidelity's long-term strategies for certain funds; (ii) portfolio manager changes that have occurred during the past year and length of portfolio manager tenure for different categories of funds over time; (iii) Fidelity's compensation structure for portfolio managers and other key personnel and strategies for attracting and retaining non-investment personnel; (iv) the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (v) historical trends in Fidelity's realization of fall-out benefits; (vi) Fidelity's group fee structures and the rationale for the individual fee rates of certain funds; (vii) fund profitability methodology and the impact of certain factors on fund profitability results; (viii) trends regarding industry use of performance fee structures and Fidelity's compliance practices with respect to performance adjustment calculations; (ix) the fee structures in place for certain other Fidelity clients; and (x) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expense ratios for certain funds and classes.

Annual Report

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Item 2. Code of Ethics

As of the end of the period, August 31, 2011, Fidelity Central Investment Portfolios LLC (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Joseph Mauriello is an audit committee financial expert, as defined in Item 3 of Form N-CSR.   Mr. Mauriello is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, "Deloitte Entities") in each of the last two fiscal years for services rendered to Fidelity High Income Central Fund 2 and Fidelity Specialized High Income Central Fund (the "Funds"):

Services Billed by Deloitte Entities

August 31, 2011 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity High Income Central Fund 2	$47,000	$-	$6,100	$200
Fidelity Specialized High Income Central Fund	$54,000	$-	$8,200	$200

August 31, 2010 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity High Income Central Fund 2	$42,000	$-	$6,000	$-
Fidelity Specialized High Income Central Fund	$51,000	$-	$8,100	$-

A Amounts may reflect rounding.

The following table presents fees billed by Deloitte Entities that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Funds and that are rendered on behalf of Fidelity Management & Research Company ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Funds ("Fund Service Providers"):

Services Billed by Deloitte Entities

	August 31, 2011A	August 31, 2010A
Audit-Related Fees	$645,000	$720,000
Tax Fees	$-	$-
All Other Fees	$730,000	$450,000

A Amounts may reflect rounding.

"Audit-Related Fees" represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

"Tax Fees" represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

"All Other Fees" represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by Deloitte Entities for services rendered to the Funds, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Funds are as follows:

Billed By	August 31, 2011 A	August 31, 2010 A
Deloitte Entities	$1,490,000	$1,220,000

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by Deloitte Entities to Fund Service Providers to be compatible with maintaining the independence of Deloitte Entities in its audit of the Funds, taking into account representations from Deloitte Entities, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Funds and their related entities and FMR's review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust's Audit Committee must pre-approve all audit and non-audit services provided by a fund's independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund ("Covered Service") are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee on a periodic basis.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X ("De Minimis Exception")

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Funds' last two fiscal years relating to services provided to (i) the Funds or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Funds.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Central Investment Portfolios LLC

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	October 26, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	October 26, 2011
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	October 26, 2011